UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Congress Street Boston, Massachusetts 02114	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Report to Stockholders.

(a)	The Report to Shareholders is attached herewith.

State Street International Developed Equity Index Portfolio

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street International Developed Equity Index Portfolio (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can request additional information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street International Developed Equity Index Portfolio	$16	0.14%

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by robust earnings growth, Artificial Intelligence-driven optimism, positive services sector and manufacturing data, accommodative monetary policy and moderating inflation. During the reporting period, the Fund’s use of their current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	Fund	MSCI All Country World ex USA Index	MSCI EAFE Index
04/29/16	$10,000	$10,000	$10,000
04/30/16	$10,000	$10,000	$10,000
05/31/16	$9,910	$9,831	$9,909
06/30/16	$9,650	$9,681	$9,577
07/31/16	$10,060	$10,160	$10,062
08/31/16	$10,060	$10,224	$10,069
09/30/16	$10,220	$10,350	$10,193
10/31/16	$9,970	$10,201	$9,984
11/30/16	$9,770	$9,965	$9,785
12/31/16	$10,100	$10,220	$10,120
01/31/17	$10,390	$10,582	$10,414
02/28/17	$10,540	$10,751	$10,562
03/31/17	$10,830	$11,023	$10,853
04/30/17	$11,110	$11,259	$11,129
05/31/17	$11,530	$11,625	$11,538
06/30/17	$11,510	$11,661	$11,517
07/31/17	$11,840	$12,091	$11,850
08/31/17	$11,840	$12,154	$11,845
09/30/17	$12,140	$12,379	$12,140
10/31/17	$12,320	$12,612	$12,324
11/30/17	$12,480	$12,715	$12,454
12/31/17	$12,650	$12,999	$12,653
01/31/18	$13,280	$13,723	$13,288
02/28/18	$12,590	$13,076	$12,688
03/31/18	$12,490	$12,845	$12,460
04/30/18	$12,690	$13,050	$12,744
05/31/18	$12,450	$12,749	$12,458
06/30/18	$12,300	$12,509	$12,306
07/31/18	$12,600	$12,809	$12,608
08/31/18	$12,360	$12,541	$12,365
09/30/18	$12,470	$12,598	$12,472
10/31/18	$11,470	$11,573	$11,480
11/30/18	$11,460	$11,683	$11,465
12/31/18	$10,900	$11,154	$10,909
01/31/19	$11,620	$11,996	$11,625
02/28/19	$11,910	$12,231	$11,922
03/31/19	$11,990	$12,304	$11,997
04/30/19	$12,330	$12,629	$12,334
05/31/19	$11,750	$11,951	$11,742
06/30/19	$12,450	$12,671	$12,438
07/31/19	$12,240	$12,517	$12,281
08/31/19	$11,970	$12,131	$11,962
09/30/19	$12,310	$12,443	$12,305
10/31/19	$12,750	$12,877	$12,747
11/30/19	$12,890	$12,990	$12,891
12/31/19	$13,310	$13,553	$13,310
01/31/20	$12,930	$13,189	$13,032
02/29/20	$11,920	$12,146	$11,854
03/31/20	$10,160	$10,388	$10,272
04/30/20	$10,889	$11,175	$10,935
05/31/20	$11,416	$11,541	$11,412
06/30/20	$11,849	$12,062	$11,800
07/31/20	$12,081	$12,600	$12,075
08/31/20	$12,706	$13,139	$12,696
09/30/20	$12,399	$12,816	$12,366
10/31/20	$11,904	$12,541	$11,872
11/30/20	$13,729	$14,228	$13,713
12/31/20	$14,369	$14,997	$14,350
01/31/21	$14,195	$15,029	$14,197
02/28/21	$14,530	$15,327	$14,516
03/31/21	$14,866	$15,521	$14,850
04/30/21	$15,322	$15,978	$15,296
05/31/21	$15,874	$16,477	$15,795
06/30/21	$15,643	$16,371	$15,617
07/31/21	$15,760	$16,101	$15,735
08/31/21	$16,034	$16,407	$16,013
09/30/21	$15,485	$15,881	$15,548
10/31/21	$15,957	$16,261	$15,930
11/30/21	$15,157	$15,528	$15,189
12/31/21	$15,986	$16,170	$15,967
01/31/22	$15,337	$15,574	$15,195
02/28/22	$14,908	$15,266	$14,926
03/31/22	$14,937	$15,290	$15,022
04/30/22	$13,921	$14,330	$14,050
05/31/22	$14,161	$14,433	$14,156
06/30/22	$12,843	$13,191	$12,842
07/31/22	$13,537	$13,643	$13,482
08/31/22	$12,779	$13,204	$12,842
09/30/22	$11,564	$11,884	$11,641
10/31/22	$12,258	$12,240	$12,267
11/30/22	$13,786	$13,684	$13,648
12/31/22	$13,646	$13,582	$13,659
01/31/23	$14,819	$14,684	$14,765
02/28/23	$14,441	$14,168	$14,457
03/31/23	$14,835	$14,515	$14,815
04/30/23	$15,253	$14,767	$15,234
05/31/23	$14,578	$14,230	$14,589
06/30/23	$15,282	$14,868	$15,253
07/31/23	$15,733	$15,473	$15,746
08/31/23	$15,127	$14,774	$15,143
09/30/23	$14,613	$14,307	$14,626
10/31/23	$14,089	$13,717	$14,033
11/30/23	$15,321	$14,952	$15,336
12/31/23	$16,141	$15,703	$16,150
01/31/24	$16,140	$15,547	$16,243
02/29/24	$16,520	$15,941	$16,541
03/31/24	$17,048	$16,439	$17,085
04/30/24	$16,540	$16,144	$16,647
05/31/24	$17,366	$16,612	$17,292
06/30/24	$17,000	$16,597	$17,013
07/31/24	$17,464	$16,981	$17,512
08/31/24	$18,072	$17,464	$18,081
09/30/24	$18,242	$17,935	$18,248
10/31/24	$17,182	$17,055	$17,256
11/30/24	$17,151	$16,900	$17,158
12/31/24	$16,716	$16,572	$16,768
01/31/25	$17,554	$17,240	$17,649
02/28/25	$18,074	$17,479	$17,991
03/31/25	$18,016	$17,439	$17,919
04/30/25	$18,741	$18,069	$18,739
05/31/25	$19,617	$18,897	$19,597
06/30/25	$20,046	$19,538	$20,029
07/31/25	$19,645	$19,482	$19,747
08/31/25	$20,608	$20,158	$20,589
09/30/25	$21,003	$20,884	$20,983
10/31/25	$21,243	$21,306	$21,230
11/30/25	$21,375	$21,301	$21,362
12/31/25	$22,015	$21,939	$22,003

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 04/29/16
Fund	31.70%	8.91%	8.50%
MSCI All Country World ex USA Index	32.39%	7.91%	8.46%
MSCI EAFE Index	31.22%	8.93%	8.49%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$4,134,111,349
  Number of Portfolio Holdings698
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$4,675,281

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Japan	21.6%
United Kingdom	11.1%
Germany	9.4%
United States	9.2%
France	8.9%
Australia	6.8%
Switzerland	4.9%
Netherlands	4.4%
Spain	3.7%
Italy	3.3%

Top Ten Holdings

Holdings	%
ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG	1.3%
Nestle SA	1.2%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG	1.0%
Toyota Motor Corp.	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-800-647-7327.

State Street Treasury Money Market Portfolio

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Treasury Money Market Portfolio (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can request additional information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Money Market Portfolio	$5	0.05%

Key Fund Statistics as of 12/31/2025

  Total Net Assets$16,046,865,241
  Number of Portfolio Holdings76
  Total Advisory Fees Paid$6,846,496

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	107.3%

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.85%, due 01/13/26	9.2%
U.S. Treasury Bills, 4.12%, due 01/22/26	7.1%
U.S. Treasury Bills, 3.85%, due 01/08/26	5.2%
U.S. Treasury Bills, 3.86%, due 01/02/26	4.9%
U.S. Treasury Bills, 4.13%, due 01/15/26	4.6%
U.S. Treasury Bills, 3.84%, due 01/06/26	4.4%
U.S. Treasury Bills, 3.82%, due 01/20/26	4.3%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	3.9%
U.S. Treasury Bills, 3.79%, due 02/03/26	3.4%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-866-392-0869.

State Street Treasury Plus Money Market Portfolio

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Treasury Plus Money Market Portfolio (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can request additional information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Plus Money Market Portfolio	$5	0.05%

Key Fund Statistics as of 12/31/2025

  Total Net Assets$70,116,616,942
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$29,229,640

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-866-392-0869.

State Street U.S. Government Money Market Portfolio

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street U.S. Government Money Market Portfolio (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can request additional information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street U.S. Government Money Market Portfolio	$5	0.05%

Key Fund Statistics as of 12/31/2025

  Total Net Assets$220,971,497,276
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$89,601,567

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-866-392-0869.

(b)	Not Applicable to the Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Master Funds (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. George M. Pereira, Mr. Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“EY”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by EY in connection with the Trust’s statutory and regulatory filings and engagements were $140,061 and $180,319, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, there were no fees for assurance and related services by EY reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal year ended December 31, 2025, the aggregate tax fees billed for professional services rendered by EY for tax preparation and tax compliance services were $34,320. For the fiscal year ended December 31, 2024, the aggregate tax fees billed for professional services rendered by EY for the review of year-end distribution requirements were $9,487.

(d)	All Other Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,761,443 and $9,556,710, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Trust’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentage of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable to the Registrant.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate non-audit fees billed by EY for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $37,900,000 and $36,700,000, respectively.

(h)

EY notified the Trust’s Audit Committee of all non-audit services that were rendered by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i)	Not applicable to the Registrant.

(j)	Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Annual Financial Statements and Other Information
December 31, 2025
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-866-392-0869. Please read the offering document carefully before investing in the Portfolio.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—12.9%
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.05% (a)	3.690%	01/01/2026	09/17/2026	$85,600,000	$85,600,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.01% (a)	3.720%	01/01/2026	06/05/2026	120,000,000	120,000,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.12% (a)	3.722%	01/01/2026	11/24/2026	250,000,000	250,000,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.12% (a)	3.722%	01/01/2026	01/21/2027	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.12% (a)	3.722%	01/01/2026	01/27/2027	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.13% (a)	3.770%	01/01/2026	09/23/2027	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.07% (a)	3.780%	01/01/2026	12/07/2026	119,100,000	119,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.07% (a)	3.780%	01/01/2026	04/01/2027	287,686,000	287,686,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	3.785%	01/01/2026	11/16/2026	133,200,000	133,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	3.790%	01/01/2026	11/23/2027	120,000,000	120,000,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.19% (a)	3.792%	01/01/2026	02/06/2026	250,000,000	249,998,858
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.795%	01/01/2026	05/15/2026	301,200,000	301,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.795%	01/01/2026	12/17/2027	240,000,000	240,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.800%	01/01/2026	01/28/2026	156,200,000	156,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.800%	01/01/2026	05/12/2027	33,000,000	33,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.800%	01/01/2026	09/28/2027	260,000,000	260,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	3.805%	01/01/2026	02/12/2027	225,300,000	225,300,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	3.810%	01/01/2026	04/01/2026	613,500,000	613,500,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	3.810%	01/01/2026	06/18/2026	47,400,000	47,396,413
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	3.810%	01/01/2026	06/23/2027	76,100,000	76,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	3.815%	01/01/2026	03/18/2026	450,400,000	450,393,375
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	3.815%	01/01/2026	05/19/2026	33,200,000	33,200,000
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.18% (a)	3.820%	01/01/2026	11/02/2026	189,700,000	189,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	3.820%	01/01/2026	04/16/2026	94,700,000	94,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	3.825%	01/01/2026	04/08/2026	28,550,000	28,550,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	3.830%	01/01/2026	01/27/2026	417,948,000	417,948,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	3.830%	01/01/2026	05/08/2026	30,000,000	30,000,906
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	3.830%	01/01/2026	06/09/2027	16,000,000	16,000,000
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	3.830%	01/01/2026	06/16/2027	$30,000,000	$30,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	3.830%	01/01/2026	08/11/2027	119,500,000	119,500,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.835%	01/01/2026	07/09/2026	95,000,000	95,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.835%	01/01/2026	07/16/2026	270,800,000	270,800,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.835%	01/01/2026	07/21/2026	94,900,000	94,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.835%	01/01/2026	09/08/2026	66,400,000	66,400,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.835%	01/01/2026	10/06/2026	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.835%	01/01/2026	08/18/2027	198,400,000	198,400,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.840%	01/01/2026	02/20/2026	65,000,000	65,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.840%	01/01/2026	08/28/2026	33,100,000	33,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.840%	01/01/2026	11/02/2026	175,000,000	175,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.840%	01/01/2026	02/03/2027	106,100,000	106,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.840%	01/01/2026	10/22/2027	79,637,000	79,645,571
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.845%	01/01/2026	09/16/2026	246,900,000	246,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.845%	01/01/2026	10/21/2026	405,000,000	404,992,127
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.845%	01/01/2026	12/18/2026	247,400,000	247,441,715
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.845%	01/01/2026	01/08/2027	339,500,000	339,728,395
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.845%	01/01/2026	01/14/2027	70,000,000	70,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.845%	01/01/2026	10/01/2027	334,550,000	334,949,066
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	09/04/2026	129,320,000	129,320,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	10/09/2026	590,600,000	590,600,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	10/23/2026	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	11/20/2026	243,700,000	243,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	11/25/2026	57,277,000	57,277,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	12/02/2026	62,200,000	62,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.20% (a)	3.905%	01/01/2026	05/03/2027	56,400,000	56,467,912
Federal Farm Credit Banks Funding Corp., SOFR + 0.20% (a)	3.910%	01/01/2026	03/29/2027	46,600,000	46,655,077
Federal Farm Credit Banks Funding Corp., SOFR + 0.27% (a)	3.980%	01/01/2026	12/18/2026	28,500,000	28,555,602
Federal Farm Credit Discount Notes (b)	3.740%	05/05/2026	05/05/2026	126,000,000	124,389,930
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Farm Credit Discount Notes (b)	3.940%	02/26/2026	02/26/2026	$97,200,000	$96,614,910
Federal Home Loan Bank Discount Notes (b)	3.515%	06/17/2026	06/17/2026	75,000,000	73,784,396
Federal Home Loan Bank Discount Notes (b)	3.705%	04/08/2026	04/08/2026	85,000,000	84,160,200
Federal Home Loan Bank Discount Notes (b)	3.725%	03/31/2026	03/31/2026	459,000,000	454,820,550
Federal Home Loan Bank Discount Notes (b)	3.805%	02/06/2026	02/06/2026	358,000,000	356,676,093
Federal Home Loan Bank Discount Notes (b)	3.830%	01/30/2026	01/30/2026	453,800,000	452,451,750
Federal Home Loan Bank Discount Notes (b)	3.835%	01/26/2026	01/26/2026	134,800,000	134,455,361
Federal Home Loan Bank Discount Notes (b)	3.870%	01/09/2026	01/09/2026	91,400,000	91,331,222
Federal Home Loan Bank Discount Notes (b)	3.895%	01/07/2026	01/07/2026	324,146,000	323,970,650
Federal Home Loan Bank Discount Notes (b)	3.930%	03/06/2026	03/06/2026	243,200,000	241,527,392
Federal Home Loan Bank Discount Notes (b)	3.940%	02/24/2026	02/24/2026	449,600,000	446,992,070
Federal Home Loan Bank Discount Notes (b)	3.955%	02/20/2026	02/20/2026	451,000,000	448,572,179
Federal Home Loan Bank Discount Notes (b)	3.960%	02/19/2026	02/19/2026	676,600,000	673,027,552
Federal Home Loan Bank Discount Notes (b)	4.030%	01/02/2026	01/02/2026	449,300,000	449,300,000
Federal Home Loan Banks, SOFR + 0.01% (a)	3.720%	01/01/2026	06/03/2026	180,000,000	180,000,000
Federal Home Loan Banks, SOFR + 0.03% (a)	3.735%	01/01/2026	05/28/2026	342,600,000	342,600,000
Federal Home Loan Banks, SOFR + 0.03% (a)	3.735%	01/01/2026	06/02/2026	111,700,000	111,700,000
Federal Home Loan Banks, SOFR + 0.04% (a)	3.745%	01/01/2026	05/14/2026	143,000,000	143,000,000
Federal Home Loan Banks, SOFR + 0.04% (a)	3.750%	01/01/2026	04/24/2026	53,400,000	53,400,000
Federal Home Loan Banks, SOFR + 0.08% (a)	3.790%	01/01/2026	10/04/2027	214,500,000	214,500,000
Federal Home Loan Banks, SOFR + 0.09% (a)	3.800%	01/01/2026	12/02/2027	500,000,000	500,000,000
Federal Home Loan Banks, SOFR + 0.09% (a)	3.800%	01/01/2026	12/03/2027	220,800,000	220,800,000
Federal Home Loan Banks, SOFR + 0.10% (a)	3.805%	01/01/2026	03/19/2026	189,700,000	189,700,000
Federal Home Loan Banks, SOFR + 0.10% (a)	3.805%	01/01/2026	05/10/2027	369,000,000	369,000,000
Federal Home Loan Banks, SOFR + 0.11% (a)	3.820%	01/01/2026	04/10/2026	10,000	10,000
Federal Home Loan Banks, SOFR + 0.11% (a)	3.820%	01/01/2026	04/15/2026	100,000	100,000
Federal Home Loan Banks, SOFR + 0.13% (a)	3.835%	01/01/2026	08/18/2027	145,900,000	145,900,000
Federal Home Loan Banks, SOFR + 0.13% (a)	3.835%	01/01/2026	10/22/2027	2,605,000	2,606,301
Federal Home Loan Banks, SOFR + 0.13% (a)	3.835%	01/01/2026	10/27/2027	30,390,000	30,405,289
Federal Home Loan Banks, SOFR + 0.13% (a)	3.840%	01/01/2026	02/09/2026	120,520,000	120,520,000
Federal Home Loan Banks, SOFR + 0.13% (a)	3.840%	01/01/2026	02/13/2026	384,760,000	384,760,000
Federal Home Loan Banks, SOFR + 0.13% (a)	3.840%	01/01/2026	10/22/2027	3,165,000	3,166,854
Federal Home Loan Banks, SOFR + 0.14% (a)	3.845%	01/01/2026	01/19/2027	192,600,000	192,600,000
Federal Home Loan Banks, SOFR + 0.14% (a)	3.845%	01/01/2026	01/21/2027	163,700,000	163,700,000
Federal Home Loan Banks, SOFR + 0.14% (a)	3.850%	01/01/2026	09/18/2026	185,000,000	185,000,424
Federal Home Loan Banks, SOFR + 0.14% (a)	3.850%	01/01/2026	10/29/2026	473,200,000	473,200,000
Federal Home Loan Banks, SOFR + 0.20% (a)	3.910%	01/01/2026	12/18/2026	47,000,000	47,023,195
Federal Home Loan Banks	4.013%	03/04/2026	03/04/2026	1,378,600,000	1,378,001,994
Federal Home Loan Banks	4.126%	02/26/2026	02/26/2026	449,700,000	449,659,706
Federal Home Loan Banks	4.269%	01/09/2026	01/09/2026	970,700,000	970,689,334
Federal Home Loan Mortgage Corp., SOFR + 0.09% (a)	3.800%	01/01/2026	01/26/2026	26,100,000	26,101,053
Federal Home Loan Mortgage Corp., SOFR + 0.10% (a)	3.805%	01/01/2026	05/05/2027	559,100,000	559,100,000
Federal Home Loan Mortgage Corp., SOFR + 0.11% (a)	3.820%	01/01/2026	03/05/2026	591,300,000	591,300,000
Federal Home Loan Mortgage Corp., SOFR + 0.11% (a)	3.820%	01/01/2026	05/07/2026	177,400,000	177,400,000
Federal Home Loan Mortgage Corp., SOFR + 0.12% (a)	3.825%	01/01/2026	04/02/2026	705,600,000	705,609,258
Federal Home Loan Mortgage Corp., SOFR + 0.12% (a)	3.830%	01/01/2026	08/11/2027	95,600,000	95,600,000
Federal Home Loan Mortgage Corp., SOFR + 0.13% (a)	3.840%	01/01/2026	09/02/2027	143,200,000	143,200,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	09/04/2026	599,300,000	599,300,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	09/23/2026	578,000,000	578,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	10/16/2026	416,300,000	416,325,696
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	09/22/2027	476,800,000	476,800,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	10/06/2027	478,200,000	478,200,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	10/14/2027	190,000,000	190,000,000
Federal National Mortgage Association, SOFR + 0.08% (a)	3.790%	01/01/2026	12/22/2027	413,600,000	413,600,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal National Mortgage Association, SOFR + 0.12% (a)	3.830%	01/01/2026	07/29/2026	$536,750,000	$536,802,795
Federal National Mortgage Association, SOFR + 0.14% (a)	3.845%	01/01/2026	08/21/2026	589,200,000	589,200,000
Federal National Mortgage Association, SOFR + 0.14% (a)	3.850%	01/01/2026	09/11/2026	530,800,000	530,799,199
Federal National Mortgage Association, SOFR + 0.14% (a)	3.850%	01/01/2026	10/23/2026	91,700,000	91,700,000
Federal National Mortgage Association, SOFR + 0.14% (a)	3.850%	01/01/2026	11/20/2026	713,504,000	713,736,942
Federal National Mortgage Association, SOFR + 0.14% (a)	3.850%	01/01/2026	12/11/2026	126,100,000	126,100,000
TOTAL GOVERNMENT AGENCY DEBT					28,584,398,312
TREASURY DEBT—49.1%
U.S. Treasury Bills (b)	3.471%	06/18/2026	06/18/2026	2,970,000,000	2,922,042,396
U.S. Treasury Bills (b)	3.496%	06/25/2026	06/25/2026	2,000,000,000	1,966,250,387
U.S. Treasury Bills (b)(c)	3.500%	07/02/2026	07/02/2026	2,212,670,000	2,173,780,955
U.S. Treasury Bills (c)	3.540%	05/05/2026	05/05/2026	1,694,780,000	1,674,939,005
U.S. Treasury Bills (b)	3.555%	04/21/2026	04/21/2026	1,249,360,800	1,235,957,890
U.S. Treasury Bills (b)	3.556%	04/28/2026	04/28/2026	2,000,000,000	1,977,086,327
U.S. Treasury Bills (b)	3.585%	06/11/2026	06/11/2026	2,305,500,000	2,268,786,729
U.S. Treasury Bills (b)	3.640%	04/30/2026	04/30/2026	31,150,000	30,778,346
U.S. Treasury Bills (b)	3.650%	06/04/2026	06/04/2026	2,430,650,000	2,393,037,310
U.S. Treasury Bills (b)	3.660%	04/23/2026	04/23/2026	1,656,300,000	1,637,607,633
U.S. Treasury Bills (b)	3.660%	05/28/2026	05/28/2026	2,124,740,000	2,093,154,522
U.S. Treasury Bills (b)	3.683%	04/16/2026	04/16/2026	1,771,030,000	1,752,179,244
U.S. Treasury Bills (b)	3.690%	05/14/2026	05/14/2026	2,014,280,000	1,987,086,140
U.S. Treasury Bills (b)	3.695%	04/09/2026	04/09/2026	1,711,170,000	1,694,135,191
U.S. Treasury Bills (b)	3.705%	03/26/2026	03/26/2026	2,446,320,000	2,425,404,402
U.S. Treasury Bills (b)	3.710%	05/21/2026	05/21/2026	1,326,750,000	1,307,751,031
U.S. Treasury Bills (b)	3.715%	03/19/2026	03/19/2026	3,264,990,000	3,239,821,124
U.S. Treasury Bills (b)(c)	3.720%	04/02/2026	04/02/2026	2,557,980,000	2,534,215,540
U.S. Treasury Bills (b)	3.730%	03/12/2026	03/12/2026	1,716,830,000	1,704,546,159
U.S. Treasury Bills (b)	3.735%	02/24/2026	02/24/2026	1,699,690,000	1,690,341,926
U.S. Treasury Bills (b)	3.735%	03/31/2026	03/31/2026	1,355,270,000	1,342,885,881
U.S. Treasury Bills (b)	3.740%	02/26/2026	02/26/2026	941,280,000	935,897,416
U.S. Treasury Bills (b)	3.750%	03/24/2026	03/24/2026	1,154,620,000	1,144,877,894
U.S. Treasury Bills (b)	3.755%	03/17/2026	03/17/2026	1,850,030,000	1,835,757,830
U.S. Treasury Bills (b)	3.775%	02/10/2026	02/10/2026	1,459,230,000	1,453,258,046
U.S. Treasury Bills (b)	3.775%	03/10/2026	03/10/2026	1,656,030,000	1,644,408,064
U.S. Treasury Bills (b)(c)	3.785%	02/03/2026	02/03/2026	1,720,800,000	1,715,004,269
U.S. Treasury Bills (b)	3.795%	02/17/2026	02/17/2026	2,187,160,000	2,176,530,477
U.S. Treasury Bills (b)	3.805%	01/27/2026	01/27/2026	1,668,670,000	1,664,262,703
U.S. Treasury Bills (b)	3.815%	01/20/2026	01/20/2026	1,711,120,000	1,707,857,003
U.S. Treasury Bills (b)	3.850%	01/13/2026	01/13/2026	3,029,450,000	3,025,881,155
U.S. Treasury Bills (b)	3.880%	03/05/2026	03/05/2026	1,352,220,000	1,343,184,165
U.S. Treasury Bills (b)(c)	3.945%	02/19/2026	02/19/2026	3,339,490,000	3,322,104,671
U.S. Treasury Bills (b)	3.957%	01/06/2026	01/06/2026	706,775,000	706,463,263
U.S. Treasury Bills (b)	4.095%	01/02/2026	01/02/2026	8,029,220,000	8,029,220,000
U.S. Treasury Bills (b)	4.118%	01/22/2026	01/22/2026	3,076,460,000	3,069,706,338
U.S. Treasury Bills (b)	4.120%	01/29/2026	01/29/2026	2,843,750,000	2,834,949,276
U.S. Treasury Bills (b)	4.125%	01/15/2026	01/15/2026	3,837,950,000	3,832,403,405
U.S. Treasury Bills (b)	4.150%	01/08/2026	01/08/2026	2,829,150,000	2,827,235,657
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (a)	3.700%	01/01/2026	01/31/2027	1,798,890,000	1,798,827,330
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (a)	3.752%	01/01/2026	04/30/2026	$712,182,900	$712,179,745
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (a)	3.761%	01/01/2026	07/31/2027	1,287,480,000	1,286,941,305
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (a)	3.762%	01/01/2026	04/30/2027	611,070,000	611,076,827
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (a)	3.784%	01/01/2026	07/31/2026	2,084,470,000	2,083,634,232
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.19% (a)	3.792%	01/01/2026	10/31/2027	504,000,000	504,000,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (a)	3.807%	01/01/2026	10/31/2026	1,634,560,000	1,634,799,979
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (a)	3.847%	01/01/2026	01/31/2026	530,243,800	530,244,922
U.S. Treasury Notes	3.004%	11/30/2026	11/30/2026	203,390,000	199,721,635
U.S. Treasury Notes	3.554%	09/30/2026	09/30/2026	426,440,000	418,143,637
U.S. Treasury Notes	3.564%	09/30/2026	09/30/2026	302,960,000	302,807,267
U.S. Treasury Notes	3.578%	10/15/2026	10/15/2026	171,010,000	172,371,811
U.S. Treasury Notes	3.624%	12/31/2026	12/31/2026	345,720,000	339,436,274
U.S. Treasury Notes	3.634%	12/31/2026	12/31/2026	875,760,000	866,014,738
U.S. Treasury Notes	3.653%	10/31/2026	10/31/2026	955,653,000	958,997,488
U.S. Treasury Notes	3.654%	11/30/2026	11/30/2026	567,430,000	555,247,579
U.S. Treasury Notes	3.659%	11/30/2026	11/30/2026	736,630,000	740,331,358
U.S. Treasury Notes	3.671%	08/31/2026	08/31/2026	310,254,000	304,461,092
U.S. Treasury Notes	3.673%	08/31/2026	08/31/2026	328,030,000	328,321,456
U.S. Treasury Notes	3.694%	06/30/2026	06/30/2026	531,727,000	524,485,604
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	831,698,000	817,333,032
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	690,026,000	692,570,497
U.S. Treasury Notes	3.748%	10/31/2026	10/31/2026	485,483,000	475,265,263
U.S. Treasury Notes	3.753%	06/30/2026	06/30/2026	67,010,000	66,404,987
U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	1,063,791,000	1,066,666,373
U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	2,642,515,000	2,614,570,335
U.S. Treasury Notes	4.099%	03/31/2026	03/31/2026	1,127,460,000	1,128,738,081
U.S. Treasury Notes	4.100%	03/31/2026	03/31/2026	1,259,388,000	1,249,413,094
U.S. Treasury Notes	4.137%	06/30/2026	06/30/2026	803,538,000	805,720,688
U.S. Treasury Notes	4.179%	05/15/2026	05/15/2026	425,920,000	425,066,736
U.S. Treasury Notes	4.206%	05/15/2026	05/15/2026	248,504,000	246,476,821
U.S. Treasury Notes	4.254%	02/28/2026	02/28/2026	490,940,000	491,212,316
U.S. Treasury Notes	4.294%	02/28/2026	02/28/2026	169,790,000	168,816,024
TOTAL TREASURY DEBT					108,441,088,296
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—9.6%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 6.500% due 03/01/2034 - 10/01/2055, a Government National Mortgage Association, 6.500% due 09/20/2055 and Federal National Mortgage Associations, 2.500% - 6.000% due 08/01/2038 - 08/01/2055, valued at $66,300,000); expected proceeds $65,013,903	3.850%	01/02/2026	01/02/2026	65,000,000	65,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 6.000% due 05/01/2053 - 08/01/2054 and a Federal Home Loan Mortgage Corporation, 6.000% due 04/01/2055, valued at $178,500,000); expected proceeds $175,037,431	3.850%	01/02/2026	01/02/2026	175,000,000	175,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Government National Mortgage Associations, 4.500% - 7.000% due 06/20/2055 - 12/20/2055, valued at $76,500,000); expected proceeds $75,016,042	3.850%	01/02/2026	01/02/2026	$75,000,000	$75,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 0.796% - 4.226% due 05/25/2027 - 03/25/2061, Federal Home Loan Mortgage Corporations, 0.000% - 6.500% due 01/15/2027 - 12/25/2055, Government National Mortgage Associations, 0.000% - 6.500% due 05/20/2042 - 05/20/2063 and U.S. Treasury Notes, 1.375% - 4.250% due 02/15/2028 - 09/30/2030, valued at $180,003,548); expected proceeds $176,037,449	3.830%	01/02/2026	01/02/2026	176,000,000	176,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/09/2025 (collateralized by Government National Mortgage Associations, 0.000% - 21.577% due 06/20/2050 - 08/20/2075, valued at $396,550,000); expected proceeds $390,184,667	4.040%	01/07/2026	01/07/2026	385,000,000	385,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/16/2025 (collateralized by Government National Mortgage Associations, 0.000% - 6.000% due 12/20/2040 - 10/20/2075, valued at $978,500,000); expected proceeds $962,033,333 (d)	3.800%	01/01/2026	04/15/2026	950,000,000	950,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 14.710% due 05/15/2031 - 12/25/2055 and Federal National Mortgage Associations, 0.017% - 9.103% due 06/25/2043 - 10/25/2060, valued at $309,000,000); expected proceeds $300,063,833	3.830%	01/02/2026	01/02/2026	300,000,000	300,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 4.500% due 07/01/2050 - 01/01/2054 and a Federal National Mortgage Association, 6.000% due 08/01/2055, valued at $102,000,000); expected proceeds $100,021,278	3.830%	01/02/2026	01/02/2026	100,000,000	100,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 4.385% - 4.720% due 10/01/2028 - 07/01/2030 and a Federal Home Loan Mortgage Corporation, 2.000% due 03/01/2051, valued at $25,500,000); expected proceeds $25,005,194	3.740%	01/02/2026	01/02/2026	25,000,000	25,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% - 7.000% due 01/01/2033 - 01/01/2056 and Federal National Mortgage Associations, 1.500% - 7.000% due 01/01/2028 - 01/01/2056, valued at $3,060,000,000); expected proceeds $3,000,643,333	3.860%	01/02/2026	01/02/2026	3,000,000,000	3,000,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 1.500% - 6.500% due 10/01/2031 - 01/01/2056, Federal Home Loan Mortgage Corporations, 3.500% - 7.000% due 07/01/2029 - 12/01/2055 and U.S. Treasury Notes, 3.500% - 4.250% due 10/15/2028 - 06/30/2031, valued at $1,938,000,000); expected proceeds $1,900,404,278	3.830%	01/02/2026	01/02/2026	$1,900,000,000	$1,900,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 1.500% - 7.500% due 07/01/2027 - 03/01/2060, valued at $2,040,000,000); expected proceeds $2,000,425,556	3.830%	01/02/2026	01/02/2026	2,000,000,000	2,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Government National Mortgage Associations, 5.000% - 5.500% due 01/20/2055 - 07/20/2055, Federal National Mortgage Associations, 4.620% - 4.665% due 05/01/2033 - 09/01/2035 and a Federal Home Loan Mortgage Corporation, 4.500% due 12/01/2029, valued at $204,000,025); expected proceeds $200,042,556	3.830%	01/02/2026	01/02/2026	200,000,000	200,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Government National Mortgage Associations, 1.250% - 6.500% due 10/20/2034 - 08/20/2065, Federal Home Loan Mortgage Corporations, 2.500% - 6.000% due 04/01/2031 - 05/01/2055 and Federal National Mortgage Associations, 2.000% - 6.000% due 12/01/2039 - 01/01/2053, valued at $1,781,477,664); expected proceeds $1,740,371,200	3.840%	01/02/2026	01/02/2026	1,740,000,000	1,740,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 7.500% due 09/01/2041 - 10/01/2054 and Federal National Mortgage Associations, 2.000% - 7.000% due 11/01/2029 - 11/01/2055, valued at $438,600,001); expected proceeds $430,091,733	3.840%	01/02/2026	01/02/2026	430,000,000	430,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 2.500% - 6.480% due 08/01/2033 - 03/01/2054 and Federal Home Loan Mortgage Corporations, 3.000% - 7.000% due 04/01/2036 - 09/01/2055, valued at $204,000,000); expected proceeds $200,042,556	3.830%	01/02/2026	01/02/2026	200,000,000	200,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 3.500% - 7.000% due 11/01/2035 - 08/01/2054 and Federal Home Loan Mortgage Corporations, 3.000% - 7.000% due 08/01/2040 - 03/01/2055, valued at $66,300,000); expected proceeds $65,013,831	3.830%	01/02/2026	01/02/2026	65,000,000	65,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/12/2025 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 10.409% due 09/25/2026 - 04/26/2060, Federal National Mortgage Associations, 0.000% - 8.045% due 03/25/2026 - 10/25/2060, Government National Mortgage Associations, 0.000% - 6.000% due 03/20/2035 - 01/16/2068, Federal National Mortgage Associations Strips, 3.500% - 6.500% due 06/01/2033 - 05/01/2055 and Federal Home Loan Mortgage Corporation Strips, 4.000% - 5.000% due 01/15/2036 - 11/15/2043, valued at $3,750,843,196); expected proceeds $3,534,530,461 (d)
	3.860%	01/01/2026	04/10/2026	$3,490,000,000	$3,490,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 1.500% - 7.500% due 12/01/2027 - 01/01/2056, Federal Home Loan Mortgage Corporations, 2.500% - 8.500% due 10/01/2031 - 11/01/2054 and Government National Mortgage Associations, 2.000% - 7.000% due 05/20/2032 - 10/20/2055, valued at $2,086,920,001); expected proceeds $2,046,435,343	3.830%	01/02/2026	01/02/2026	2,046,000,000	2,046,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal Home Loan Mortgage Corporations, 4.000% - 6.500% due 07/01/2048 - 09/01/2055, U.S. Treasury Notes, 1.625% - 4.375% due 02/28/2027 - 08/15/2035, U.S. Treasury Bonds, 1.250% - 5.000% due 05/15/2039 - 05/15/2051, Government National Mortgage Associations, 3.500% - 7.000% due 12/20/2051 - 01/20/2055, a U.S. Treasury Inflation Index Bond, 0.875% due 02/15/2047, U.S. Treasury Inflation Index Notes, 0.375% - 2.125% due 07/15/2027 - 01/15/2035 and Federal National Mortgage Associations, 3.030% - 5.500% due 12/01/2027 - 02/01/2055, valued at $306,000,011); expected proceeds $300,063,667
	3.820%	01/02/2026	01/02/2026	300,000,000	300,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% - 8.000% due 12/01/2026 - 11/01/2055, Government National Mortgage Associations, 4.500% - 8.000% due 06/20/2048 - 11/20/2055 and Federal National Mortgage Associations, 1.500% - 7.000% due 07/01/2026 - 11/01/2055, valued at $1,009,800,000); expected proceeds $990,209,000	3.800%	01/02/2026	01/02/2026	990,000,000	990,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 2.000% - 6.500% due 08/01/2034 - 11/01/2055, Federal Home Loan Mortgage Corporations, 3.000% - 6.500% due 03/01/2035 - 12/01/2055, U.S. Treasury Notes, 3.625% - 4.375% due 03/31/2028 - 05/15/2034, a U.S. Treasury Bond, 2.750% due 08/15/2047, a U.S. Treasury Inflation Index Bond, 2.000% due 01/15/2026 and U.S. Treasury Bills, 0.000% due 02/17/2026 - 08/06/2026, valued at $775,200,050); expected proceeds $760,160,444	3.800%	01/02/2026	01/02/2026	760,000,000	760,000,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Santander and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 2.000% - 7.000% due 02/01/2035 - 06/01/2063, a U.S. Treasury Note, 1.250% due 09/30/2028, Federal Home Loan Mortgage Corporations, 2.000% - 7.000% due 07/01/2030 - 12/01/2055 and Government National Mortgage Associations, 1.500% - 6.500% due 11/20/2028 - 07/20/2065, valued at $510,000,079); expected proceeds $500,106,389	3.830%	01/02/2026	01/02/2026	$500,000,000	$500,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Government National Mortgage Associations, 0.782% - 3.332% due 10/20/2049 - 12/20/2055, valued at $75,600,000); expected proceeds $70,014,894	3.830%	01/02/2026	01/02/2026	70,000,000	70,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Bills, 0.000% due 01/02/2026 - 09/03/2026, Federal Farm Credit Banks, 0.900% - 5.110% due 04/23/2026 - 06/21/2041, U.S. Treasury Bonds, 1.875% - 6.500% due 11/15/2026 - 02/15/2054, U.S. Treasury Strips, 0.000% due 02/15/2026 - 11/15/2053, U.S. Treasury Inflation Index Bonds, 0.250% - 3.375% due 01/15/2029 - 02/15/2054, Federal Home Loan Mortgage Corporations, 0.000% - 6.750% due 08/15/2027 - 09/15/2029, Federal National Mortgage Associations, 0.000% - 6.250% due 05/15/2026 - 08/05/2030, Resolution Funding Strips, 0.000% due 07/15/2026, Tennessee Valley Authorities, 0.000% - 5.250% due 11/01/2026 - 12/15/2042, Federal Home Loan Banks, 2.070% - 4.750% due 03/09/2029 - 06/29/2040, U.S. Treasury Notes, 0.375% - 4.875% due 01/31/2026 - 11/15/2035 and U.S. Treasury Inflation Index Notes, 0.125% - 2.125% due 01/15/2028 - 01/15/2035, valued at $153,000,021); expected proceeds $150,032,083
	3.850%	01/02/2026	01/02/2026	150,000,000	150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 11/28/2025 (collateralized by Federal Home Loan Mortgage Corporations, 3.650% - 6.750% due 10/08/2027 - 07/15/2032, Resolution Funding Strips, 0.000% due 10/15/2027 - 07/15/2028 and Federal Home Loan Banks, 3.750% due 12/19/2028, valued at $368,567,983); expected proceeds $364,251,300 (d)	3.830%	03/19/2026	03/19/2026	360,000,000	360,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 1.500% - 7.172% due 10/01/2026 - 01/01/2056 and Federal Home Loan Mortgage Corporations, 2.502% - 7.436% due 12/01/2028 - 11/01/2055, valued at $877,386,649); expected proceeds $860,182,989	3.830%	01/02/2026	01/02/2026	860,000,000	860,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					21,312,000,000
TREASURY REPURCHASE AGREEMENTS—22.7%
Agreement with Australia and New Zealand Banking Group, dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.875% – 4.750% due 05/31/2026 – 08/15/2055, valued at $2,656,864,150); expected proceeds $2,600,551,778	3.820%	01/02/2026	01/02/2026	2,600,000,000	2,600,000,000
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Inflation Index Bonds, 0.750% - 2.375% due 02/15/2042 - 02/15/2055, U.S. Treasury Notes, 0.375% - 4.625% due 07/31/2026 - 08/15/2034, U.S. Treasury Bills, 0.000% due 01/29/2026 and U.S. Treasury Inflation Index Notes, 0.125% - 1.875% due 07/15/2026 - 07/15/2035, valued at $484,500,020); expected proceeds $475,100,806	3.820%	01/02/2026	01/02/2026	$475,000,000	$475,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/12/2025 (collateralized by U.S. Treasury Notes, 1.375% - 3.500% due 10/15/2028 - 04/30/2029, valued at $408,000,050); expected proceeds $405,288,889 (d)	4.000%	01/09/2026	01/09/2026	400,000,000	400,000,000
Agreement with Deutsche Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.750% - 3.750% due 06/30/2026 - 12/31/2030, valued at $510,000,040); expected proceeds $500,106,111	3.820%	01/02/2026	01/02/2026	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 09/03/2025 (collateralized by U.S. Treasury Bonds, 1.375% - 6.375% due 08/15/2027 - 11/15/2053, U.S. Treasury Notes, 1.250% - 4.500% due 07/31/2026 - 04/30/2028 and U.S. Treasury Bills, 0.000% due 05/28/2026 - 10/29/2026, valued at $510,000,014); expected proceeds $506,974,306	4.150%	01/02/2026	01/02/2026	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 11/17/2025 (collateralized by U.S. Treasury Notes, 2.750% - 4.000% due 12/31/2027 - 05/31/2030 and U.S. Treasury Bonds, 1.125% - 4.250% due 05/15/2040 - 11/15/2044, valued at $790,500,023); expected proceeds $784,965,424 (d)	3.890%	03/16/2026	03/16/2026	775,000,000	775,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by a U.S. Treasury Inflation Index Note, 0.500% due 01/15/2028 and a U.S. Treasury Note, 4.125% due 03/31/2029, valued at $892,500,037); expected proceeds $875,185,694	3.820%	01/02/2026	01/02/2026	875,000,000	875,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by a U.S. Treasury Note, 4.375% due 05/15/2034, valued at $459,000,032); expected proceeds $450,092,500	3.700%	01/02/2026	01/02/2026	450,000,000	450,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.375% - 4.875% due 01/15/2026 - 11/15/2034, U.S. Treasury Bills, 0.000% due 02/24/2026 - 10/29/2026 and U.S. Treasury Bonds, 1.125% - 6.625% due 02/15/2027 - 08/15/2054, valued at $9,180,000,060); expected proceeds $9,001,915,000	3.830%	01/02/2026	01/02/2026	9,000,000,000	9,000,000,000
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.375% - 4.875% due 01/15/2026 - 11/15/2035, U.S. Treasury Bills, 0.000% due 01/15/2026 - 10/29/2026 and U.S. Treasury Bonds, 5.250% - 6.125% due 11/15/2027 - 11/15/2028, valued at $5,610,000,026); expected proceeds $5,501,176,389	3.850%	01/02/2026	01/02/2026	$5,500,000,000	$5,500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.500% - 4.625% due 06/30/2026 - 05/15/2035, U.S. Treasury Bills, 0.000% due 03/05/2026 - 05/14/2026 and U.S. Treasury Bonds, 1.875% - 4.625% due 02/15/2041 - 02/15/2055, valued at $2,703,000,000); expected proceeds $2,650,562,389	3.820%	01/02/2026	01/02/2026	2,650,000,000	2,650,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.500% - 4.875% due 01/31/2026 - 08/15/2034, U.S. Treasury Bonds, 1.375% - 4.875% due 08/15/2039 - 05/15/2055 and U.S. Treasury Bills, 0.000% due 04/07/2026 - 04/16/2026, valued at $3,060,000,016); expected proceeds $3,000,638,333	3.830%	01/02/2026	01/02/2026	3,000,000,000	3,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.875% - 4.375% due 01/31/2026 - 11/30/2031, U.S. Treasury Bonds, 5.375% - 6.000% due 02/15/2026 - 02/15/2031 and U.S. Treasury Bills, 0.000% due 01/06/2026 - 08/06/2026, valued at $510,000,082); expected proceeds $500,098,889	3.560%	01/02/2026	01/02/2026	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 1.125% - 4.250% due 08/15/2026 - 08/15/2035, U.S. Treasury Bills, 0.000% due 04/28/2026 and U.S. Treasury Bonds, 2.375% - 3.000% due 05/15/2051 - 08/15/2052, valued at $102,000,019); expected proceeds $100,021,222	3.820%	01/02/2026	01/02/2026	100,000,000	100,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 1.500% - 4.375% due 05/15/2026 - 02/15/2030 and U.S. Treasury Bills, 0.000% due 03/24/2026, valued at $7,395,000,087); expected proceeds $7,251,538,611	3.820%	01/02/2026	01/02/2026	7,250,000,000	7,250,000,000
Agreement with Fixed Income Clearing Corp. and Northern Trust (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Bills, 0.000% due 04/14/2026 - 06/18/2026 and a U.S. Treasury Note, 3.375% due 12/31/2027, valued at $356,870,367); expected proceeds $350,068,250	3.510%	01/02/2026	01/02/2026	350,000,000	350,000,000
Agreement with Fixed Income Clearing Corp. and Northern Trust (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 3.875% - 4.250% due 03/15/2027 - 02/28/2031, valued at $743,166,712); expected proceeds $730,154,922	3.820%	01/02/2026	01/02/2026	730,000,000	730,000,000
See accompanying notes to financial statements.
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SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp., dated 12/31/2025 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 2.375% due 10/15/2028 – 07/15/2035 and U.S. Treasury Notes, 1.250% – 4.875% due 01/31/2027 – 11/15/2041, valued at $6,133,716,770); expected proceeds $6,001,283,333	3.850%	01/02/2026	01/02/2026	$6,000,000,000	$6,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by a U.S. Treasury Inflation Index Note, 1.875% due 07/15/2035, valued at $306,000,075); expected proceeds $300,063,833	3.830%	01/02/2026	01/02/2026	300,000,000	300,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by a U.S. Treasury Note, 3.375% due 12/31/2027 and a U.S. Treasury Bond, 4.375% due 11/15/2039, valued at $290,700,033); expected proceeds $285,060,642	3.830%	01/02/2026	01/02/2026	285,000,000	285,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by a U.S. Treasury Strip, 0.000% due 02/15/2038, valued at $15,300,000); expected proceeds $15,002,933	3.520%	01/02/2026	01/02/2026	15,000,000	15,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/12/2025 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2027 - 08/15/2028 and a U.S. Treasury Note, 3.125% due 11/15/2028, valued at $372,300,001); expected proceeds $365,980,633	3.720%	01/01/2026	01/07/2026	365,000,000	365,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.500% - 4.250% due 12/31/2026 - 08/15/2032, a U.S. Treasury Strip, 0.000% due 05/15/2043 and a U.S. Treasury Bond, 3.750% due 08/15/2041, valued at $153,000,001); expected proceeds $150,030,833	3.700%	01/02/2026	01/02/2026	150,000,000	150,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2027 - 08/15/2030, U.S. Treasury Inflation Index Notes, 0.125% - 1.625% due 01/15/2030 - 04/15/2030, U.S. Treasury Notes, 0.375% - 4.500% due 04/15/2027 - 11/15/2030 and a U.S. Treasury Bond, 3.000% due 11/15/2044, valued at $4,912,525,021); expected proceeds $4,817,223,105	3.820%	01/02/2026	01/02/2026	4,816,201,000	4,816,201,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 3.700% - 4.500% due 01/31/2027 - 05/31/2029 and U.S. Treasury Bills, 0.000% due 01/02/2026 - 08/06/2026, valued at $71,414,692); expected proceeds $70,014,389	3.700%	01/02/2026	01/02/2026	70,000,000	70,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.625% – 6.125%, due 02/15/2026 – 05/15/2052, valued at $374,953,546); expected proceeds $365,077,461	3.820%	01/02/2026	01/02/2026	365,000,000	365,000,000
Agreement with Mizuho Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.750% - 4.625% due 05/31/2026 - 02/15/2035, valued at $510,108,251); expected proceeds $500,106,111	3.820%	01/02/2026	01/02/2026	500,000,000	500,000,000
See accompanying notes to financial statements.
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SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with National Australia Bank, Ltd., dated 12/31/2025 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $586,255,103); expected proceeds $575,122,347	3.830%	01/02/2026	01/02/2026	$575,000,000	$575,000,000
Agreement with Prudential Insurance Co., dated 12/31/2025 (collateralized by a U.S. Treasury Strip, 0.000% due 02/15/2040 and U.S. Treasury Notes, 2.875% – 4.750% due 05/15/2043 – 05/15/2054, valued at $122,907,006); expected proceeds $120,355,804	3.860%	01/02/2026	01/02/2026	120,330,000	120,330,000
Agreement with Prudential Insurance Co., dated 12/31/2025 (collateralized by U.S. Treasury Notes, 3.000% – 4.375% due 07/31/2026 – 11/15/2052 and U.S. Treasury Strips, 0.000% due 02/15/2037 – 05/15/2052, valued at $593,019,382); expected proceeds $580,598,229	3.860%	01/02/2026	01/02/2026	580,473,750	580,473,750
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Bonds, 2.250% - 4.625% due 05/15/2041 - 05/15/2054, valued at $306,064,970); expected proceeds $300,063,667	3.820%	01/02/2026	01/02/2026	300,000,000	300,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					50,097,004,750
TOTAL INVESTMENTS –94.3% (e)(f)					208,434,491,358
Other Assets in Excess of Liabilities —5.7%					12,537,005,918
NET ASSETS –100.0%					$220,971,497,276
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	When-issued security.
(d)	Illiquid security. These securities represent $5,975,000,000 or 2.7% of net assets as of December 31, 2025.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
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STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$137,025,486,608
Repurchase agreements, at value and amortized cost	71,409,004,750
Total Investments	208,434,491,358
Cash	16,060,045,766
Interest receivable — unaffiliated issuers	343,555,853
Prepaid expenses and other assets	24,246
TOTAL ASSETS	224,838,117,223
LIABILITIES
Payable for investments purchased	3,848,719,960
Advisory and administrator fee payable	9,537,417
Custody, sub-administration and transfer agent fees payable	7,945,163
Trustees’ fees and expenses payable	14,396
Professional fees payable	227,560
Printing fees payable	77,233
Accrued expenses and other liabilities	98,218
TOTAL LIABILITIES	3,866,619,947
NET ASSETS	$220,971,497,276
See accompanying notes to financial statements.
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STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest income — unaffiliated issuers	$7,710,353,289
EXPENSES
Advisory and administrator fee	89,601,567
Custodian, sub-administrator and transfer agent fees	10,628,173
Trustees’ fees and expenses	655,518
Professional fees and expenses	1,018,270
Printing and postage fees	111,852
Insurance expense	47,142
Miscellaneous expenses	2,550
TOTAL EXPENSES	102,065,072
NET INVESTMENT INCOME (LOSS)	$7,608,288,217
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	669,016
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,608,957,233
See accompanying notes to financial statements.
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STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/25	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,608,288,217	$7,970,796,746
Net realized gain (loss)	669,016	(541,395)
Net increase (decrease) in net assets resulting from operations	7,608,957,233	7,970,255,351
CAPITAL TRANSACTIONS
Contributions	817,194,006,112	659,062,075,445
Withdrawals	(777,573,572,045)	(645,387,590,224)
Net increase (decrease) in net assets from capital transactions	39,620,434,067	13,674,485,221
Net increase (decrease) in net assets during the period	47,229,391,300	21,644,740,572
Net assets at beginning of period	173,742,105,976	152,097,365,404
NET ASSETS AT END OF PERIOD	$220,971,497,276	$173,742,105,976
See accompanying notes to financial statements.
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Total return (a)	4.32%	5.30%	5.17%	1.63%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$220,971,497	$173,742,106	$152,097,365	$91,338,606	$97,388,223
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	4.25%	5.14%	5.06%	1.71%	0.01%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. The State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2025, the Portfolio had invested in repurchase agreements with the gross values of $71,409,004,750 and associated collateral equal to $73,078,215,812.
5.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
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NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the year ended December 31, 2025.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8.    Risks
Concentration Risk
As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving
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NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025 the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of a Beneficial Interest in State Street U.S. Government Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street U.S. Government Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
February 26, 2026
22

Annual Financial Statements and Other Information
December 31, 2025
State Street Master Funds
State Street Treasury Money Market Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—107.3%
U.S. Treasury Bills (a)	3.471%	06/18/2026	06/18/2026	$100,000,000	$98,385,266
U.S. Treasury Bills (a)	3.496%	06/25/2026	06/25/2026	150,000,000	147,468,776
U.S. Treasury Bills (a)(b)	3.500%	07/02/2026	07/02/2026	145,580,000	143,021,342
U.S. Treasury Bills (a)	3.540%	04/07/2026	04/07/2026	85,000,000	84,205,958
U.S. Treasury Bills (a)(b)	3.540%	05/05/2026	05/05/2026	136,240,000	134,645,022
U.S. Treasury Bills (a)	3.555%	04/21/2026	04/21/2026	300,000,000	296,785,122
U.S. Treasury Bills (a)	3.556%	04/28/2026	04/28/2026	100,000,000	98,854,316
U.S. Treasury Bills (a)(b)	3.575%	02/12/2026	02/12/2026	395,000,000	393,391,747
U.S. Treasury Bills (a)(b)	3.580%	03/03/2026	03/03/2026	290,000,000	288,386,578
U.S. Treasury Bills (a)	3.585%	06/11/2026	06/11/2026	120,180,000	118,266,228
U.S. Treasury Bills (a)	3.640%	04/30/2026	04/30/2026	2,340,000	2,312,081
U.S. Treasury Bills (a)	3.650%	06/04/2026	06/04/2026	127,920,000	125,940,523
U.S. Treasury Bills (a)	3.660%	04/23/2026	04/23/2026	60,530,000	59,846,882
U.S. Treasury Bills (a)	3.660%	05/28/2026	05/28/2026	125,040,000	123,181,209
U.S. Treasury Bills (a)	3.678%	05/14/2026	05/14/2026	127,170,000	125,453,137
U.S. Treasury Bills (a)	3.683%	04/16/2026	04/16/2026	64,730,000	64,041,017
U.S. Treasury Bills (a)	3.695%	04/09/2026	04/09/2026	125,080,000	123,834,820
U.S. Treasury Bills (a)	3.705%	03/26/2026	03/26/2026	187,080,000	185,480,510
U.S. Treasury Bills (a)	3.710%	05/21/2026	05/21/2026	92,130,000	90,810,705
U.S. Treasury Bills (a)	3.715%	03/19/2026	03/19/2026	406,870,000	403,766,353
U.S. Treasury Bills (a)(b)	3.720%	04/02/2026	04/02/2026	74,800,000	74,105,084
U.S. Treasury Bills (a)	3.730%	03/12/2026	03/12/2026	413,968,000	411,067,901
U.S. Treasury Bills (a)	3.735%	02/24/2026	02/24/2026	400,030,000	397,817,550
U.S. Treasury Bills (a)	3.735%	03/31/2026	03/31/2026	107,770,000	106,785,225
U.S. Treasury Bills (a)	3.740%	02/26/2026	02/26/2026	65,370,000	64,996,190
U.S. Treasury Bills (a)	3.750%	03/24/2026	03/24/2026	89,160,000	88,407,713
U.S. Treasury Bills (a)	3.755%	03/17/2026	03/17/2026	136,640,000	135,585,882
U.S. Treasury Bills (a)	3.775%	02/10/2026	02/10/2026	480,590,000	478,699,203
U.S. Treasury Bills (a)	3.775%	03/10/2026	03/10/2026	135,200,000	134,251,173
U.S. Treasury Bills (a)(b)	3.785%	02/03/2026	02/03/2026	554,890,000	553,187,348
U.S. Treasury Bills (a)	3.795%	02/17/2026	02/17/2026	483,670,000	481,418,642
U.S. Treasury Bills (a)	3.813%	02/05/2026	02/05/2026	325,000,000	323,849,785
U.S. Treasury Bills (a)	3.815%	01/20/2026	01/20/2026	687,652,000	686,386,835
U.S. Treasury Bills (a)	3.840%	01/27/2026	01/27/2026	359,630,000	358,676,537
U.S. Treasury Bills (a)	3.843%	01/06/2026	01/06/2026	710,180,000	709,880,578
U.S. Treasury Bills (a)	3.848%	01/08/2026	01/08/2026	835,730,000	835,191,908
U.S. Treasury Bills (a)	3.850%	01/13/2026	01/13/2026	1,483,080,000	1,481,444,504
U.S. Treasury Bills (a)	3.858%	01/02/2026	01/02/2026	780,089,000	780,089,000
U.S. Treasury Bills (a)	3.880%	03/05/2026	03/05/2026	207,470,000	206,109,473
U.S. Treasury Bills (a)(b)	3.945%	02/19/2026	02/19/2026	370,520,000	368,596,119
U.S. Treasury Bills (a)	4.118%	01/22/2026	01/22/2026	1,135,424,000	1,133,084,874
U.S. Treasury Bills (a)	4.120%	01/29/2026	01/29/2026	330,790,000	329,810,260
U.S. Treasury Bills (a)	4.125%	01/15/2026	01/15/2026	738,460,000	737,469,083
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (c)	3.700%	01/01/2026	01/31/2027	257,820,000	257,818,504
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (c)	3.752%	01/01/2026	04/30/2026	346,800,000	346,808,700
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (c)	3.761%	01/01/2026	07/31/2027	221,000,000	220,941,175
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (c)	3.762%	01/01/2026	04/30/2027	112,930,000	112,930,233
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (c)	3.784%	01/01/2026	07/31/2026	619,360,000	619,207,265
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.19% (c)	3.792%	01/01/2026	10/31/2027	34,100,000	34,100,000
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (c)	3.807%	01/01/2026	10/31/2026	$270,640,000	$270,707,941
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (c)	3.847%	01/01/2026	01/31/2026	312,905,000	312,904,810
U.S. Treasury Notes	3.004%	11/30/2026	11/30/2026	16,080,000	15,789,979
U.S. Treasury Notes	3.554%	09/30/2026	09/30/2026	24,300,000	23,827,584
U.S. Treasury Notes	3.578%	10/15/2026	10/15/2026	14,010,000	14,121,567
U.S. Treasury Notes	3.624%	12/31/2026	12/31/2026	25,350,000	24,889,157
U.S. Treasury Notes	3.634%	12/31/2026	12/31/2026	54,210,000	53,514,270
U.S. Treasury Notes	3.653%	10/31/2026	10/31/2026	56,576,000	56,777,618
U.S. Treasury Notes	3.654%	11/30/2026	11/30/2026	25,770,000	25,220,594
U.S. Treasury Notes	3.659%	11/30/2026	11/30/2026	44,740,000	44,966,356
U.S. Treasury Notes	3.671%	08/31/2026	08/31/2026	16,539,000	16,228,211
U.S. Treasury Notes	3.673%	08/31/2026	08/31/2026	23,500,000	23,520,561
U.S. Treasury Notes	3.694%	06/30/2026	06/30/2026	39,484,000	38,946,292
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	49,540,000	48,683,243
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	50,631,000	50,817,464
U.S. Treasury Notes	3.748%	10/31/2026	10/31/2026	35,326,000	34,582,505
U.S. Treasury Notes	3.753%	06/30/2026	06/30/2026	5,150,000	5,103,502
U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	94,499,000	94,745,279
U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	147,093,000	145,544,049
U.S. Treasury Notes	4.099%	03/31/2026	03/31/2026	73,000,000	73,089,182
U.S. Treasury Notes	4.100%	03/31/2026	03/31/2026	119,674,000	118,723,177
U.S. Treasury Notes	4.137%	06/30/2026	06/30/2026	60,178,000	60,334,505
U.S. Treasury Notes	4.179%	05/15/2026	05/15/2026	33,670,000	33,602,547
U.S. Treasury Notes	4.206%	05/15/2026	05/15/2026	18,158,000	18,008,929
U.S. Treasury Notes	4.254%	02/28/2026	02/28/2026	33,180,000	33,198,403
U.S. Treasury Notes	4.294%	02/28/2026	02/28/2026	6,730,000	6,691,394
TOTAL INVESTMENTS –107.3% (d)(e)					17,221,333,455
Liabilities in Excess of Other Assets —(7.3)%					(1,174,468,214)
NET ASSETS –100.0%					$16,046,865,241
(a)	Rate shown is the discount rate at time of purchase.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$17,221,333,455
Cash	683,057
Interest receivable — unaffiliated issuers	20,027,344
Other receivable	55,555
Prepaid expenses and other assets	1,871
TOTAL ASSETS	17,242,101,282
LIABILITIES
Payable for investments purchased	1,193,788,516
Advisory and administrator fee payable	706,783
Custody, sub-administration and transfer agent fees payable	670,547
Trustees’ fees and expenses payable	1,488
Professional fees payable	49,704
Printing fees payable	8,858
Accrued expenses and other liabilities	10,145
TOTAL LIABILITIES	1,195,236,041
NET ASSETS	$16,046,865,241
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest income — unaffiliated issuers	$583,525,393
EXPENSES
Advisory and administrator fee	6,846,496
Custodian, sub-administrator and transfer agent fees	838,639
Trustees’ fees and expenses	69,910
Professional fees	107,390
Printing and postage fees	12,454
Insurance expense	3,858
Miscellaneous expenses	958
TOTAL EXPENSES	7,879,705
NET INVESTMENT INCOME (LOSS)	$575,645,688
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	147,567
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$575,793,255
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/25	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$575,645,688	$672,943,435
Net realized gain (loss)	147,567	336,952
Net increase (decrease) in net assets resulting from operations	575,793,255	673,280,387
CAPITAL TRANSACTIONS
Contributions	38,033,558,994	36,057,022,712
Withdrawals	(36,686,214,622)	(36,832,811,231)
Net increase (decrease) in net assets from capital transactions	1,347,344,372	(775,788,519)
Net increase (decrease) in net assets during the period	1,923,137,627	(102,508,132)
Net assets at beginning of period	14,123,727,614	14,226,235,746
NET ASSETS AT END OF PERIOD	$16,046,865,241	$14,123,727,614
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Total return (a)	4.27%	5.29%	5.10%	1.49%	0.00%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,046,865	$14,123,728	$14,226,236	$12,678,909	$14,060,872
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%	0.07%
Net investment income (loss)	4.20%	5.13%	4.94%	1.46%	0.00%(b)
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the year ended December 31, 2025.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of a Beneficial Interest in State Street Treasury Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
February 26, 2026
11

Annual Financial Statements and Other Information
December 31, 2025
State Street Master Funds
State Street Treasury Plus Money Market Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—56.0%
U.S. Treasury Bills (a)	3.471%	06/18/2026	06/18/2026	$1,000,500,000	$984,344,587
U.S. Treasury Bills (a)	3.496%	06/25/2026	06/25/2026	650,000,000	639,031,370
U.S. Treasury Bills (a)(b)	3.500%	07/02/2026	07/02/2026	605,580,000	594,936,557
U.S. Treasury Bills (b)	3.540%	05/05/2026	05/05/2026	466,050,000	460,593,896
U.S. Treasury Bills (a)	3.555%	04/21/2026	04/21/2026	750,000,000	741,954,138
U.S. Treasury Bills (a)	3.556%	04/28/2026	04/28/2026	650,000,000	642,553,056
U.S. Treasury Bills (a)	3.585%	06/11/2026	06/11/2026	628,310,000	618,304,658
U.S. Treasury Bills (a)	3.640%	04/30/2026	04/30/2026	9,250,000	9,139,637
U.S. Treasury Bills (a)	3.650%	06/04/2026	06/04/2026	665,220,000	654,926,164
U.S. Treasury Bills (a)	3.660%	04/23/2026	04/23/2026	503,670,000	497,985,773
U.S. Treasury Bills (a)	3.660%	05/28/2026	05/28/2026	520,180,000	512,447,226
U.S. Treasury Bills (a)	3.678%	05/14/2026	05/14/2026	581,920,000	574,063,768
U.S. Treasury Bills (a)	3.683%	04/16/2026	04/16/2026	538,560,000	532,827,594
U.S. Treasury Bills (a)	3.695%	04/09/2026	04/09/2026	520,350,000	515,169,882
U.S. Treasury Bills (a)	3.705%	03/26/2026	03/26/2026	773,200,000	766,589,204
U.S. Treasury Bills (a)	3.710%	05/21/2026	05/21/2026	383,290,000	377,801,313
U.S. Treasury Bills (a)	3.715%	03/19/2026	03/19/2026	1,151,470,000	1,142,614,099
U.S. Treasury Bills (a)(b)	3.720%	04/02/2026	04/02/2026	777,860,000	770,633,429
U.S. Treasury Bills (a)	3.730%	03/12/2026	03/12/2026	682,308,000	677,424,924
U.S. Treasury Bills (a)	3.735%	02/24/2026	02/24/2026	252,510,000	251,121,228
U.S. Treasury Bills (a)	3.735%	03/31/2026	03/31/2026	402,920,000	399,238,217
U.S. Treasury Bills (a)	3.740%	02/26/2026	02/26/2026	271,920,000	270,365,062
U.S. Treasury Bills (a)	3.750%	03/24/2026	03/24/2026	343,260,000	340,363,744
U.S. Treasury Bills (a)	3.755%	03/17/2026	03/17/2026	520,000,000	515,988,428
U.S. Treasury Bills (a)	3.775%	02/10/2026	02/10/2026	433,600,000	431,825,476
U.S. Treasury Bills (a)	3.775%	03/10/2026	03/10/2026	501,790,000	498,268,463
U.S. Treasury Bills (a)(b)	3.785%	02/03/2026	02/03/2026	511,330,000	509,607,818
U.S. Treasury Bills (a)	3.795%	02/17/2026	02/17/2026	504,320,000	501,869,022
U.S. Treasury Bills (a)	3.805%	01/27/2026	01/27/2026	505,660,000	504,324,449
U.S. Treasury Bills (a)	3.815%	01/20/2026	01/20/2026	500,620,000	499,665,350
U.S. Treasury Bills (a)	3.850%	01/13/2026	01/13/2026	1,055,260,000	1,054,016,851
U.S. Treasury Bills (a)	3.880%	03/05/2026	03/05/2026	453,520,000	450,489,479
U.S. Treasury Bills (a)(b)	3.945%	02/19/2026	02/19/2026	1,391,630,000	1,384,362,138
U.S. Treasury Bills (a)	3.957%	01/06/2026	01/06/2026	210,330,000	210,237,230
U.S. Treasury Bills (a)	4.095%	01/02/2026	01/02/2026	2,612,240,000	2,612,240,000
U.S. Treasury Bills (a)	4.118%	01/22/2026	01/22/2026	1,019,420,000	1,017,175,805
U.S. Treasury Bills (a)	4.120%	01/29/2026	01/29/2026	554,810,000	553,092,996
U.S. Treasury Bills (a)	4.125%	01/15/2026	01/15/2026	1,277,950,000	1,276,099,105
U.S. Treasury Bills (a)	4.150%	01/08/2026	01/08/2026	1,561,290,000	1,560,223,716
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (c)	3.700%	01/01/2026	01/31/2027	1,975,844,000	1,975,806,826
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (c)	3.752%	01/01/2026	04/30/2026	888,000,000	888,036,306
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (c)	3.761%	01/01/2026	07/31/2027	493,010,000	492,784,227
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (c)	3.762%	01/01/2026	04/30/2027	494,500,000	494,501,067
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (c)	3.784%	01/01/2026	07/31/2026	1,610,090,000	1,609,721,821
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.19% (c)	3.792%	01/01/2026	10/31/2027	136,500,000	136,500,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (c)	3.807%	01/01/2026	10/31/2026	1,811,210,000	1,811,368,062
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (c)	3.847%	01/01/2026	01/31/2026	230,698,000	230,701,045
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.004%	11/30/2026	11/30/2026	$60,440,000	$59,349,897
U.S. Treasury Notes	3.554%	09/30/2026	09/30/2026	119,820,000	117,488,796
U.S. Treasury Notes	3.564%	09/30/2026	09/30/2026	90,890,000	90,844,179
U.S. Treasury Notes	3.578%	10/15/2026	10/15/2026	54,780,000	55,216,232
U.S. Treasury Notes	3.624%	12/31/2026	12/31/2026	100,150,000	98,329,944
U.S. Treasury Notes	3.634%	12/31/2026	12/31/2026	251,780,000	248,722,849
U.S. Treasury Notes	3.653%	10/31/2026	10/31/2026	267,912,000	268,853,042
U.S. Treasury Notes	3.654%	11/30/2026	11/30/2026	155,310,000	151,975,576
U.S. Treasury Notes	3.659%	11/30/2026	11/30/2026	206,800,000	207,841,198
U.S. Treasury Notes	3.671%	08/31/2026	08/31/2026	94,138,000	92,380,337
U.S. Treasury Notes	3.673%	08/31/2026	08/31/2026	93,810,000	93,892,025
U.S. Treasury Notes	3.694%	06/30/2026	06/30/2026	163,222,000	160,999,036
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	254,111,000	249,721,983
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	205,386,000	206,143,195
U.S. Treasury Notes	3.748%	10/31/2026	10/31/2026	134,514,000	131,682,705
U.S. Treasury Notes	3.753%	06/30/2026	06/30/2026	22,200,000	21,999,563
U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	455,633,000	456,799,573
U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	825,608,000	816,860,832
U.S. Treasury Notes	4.099%	03/31/2026	03/31/2026	366,960,000	367,383,063
U.S. Treasury Notes	4.100%	03/31/2026	03/31/2026	582,478,000	577,845,490
U.S. Treasury Notes	4.137%	06/30/2026	06/30/2026	119,194,000	119,581,486
U.S. Treasury Notes	4.179%	05/15/2026	05/15/2026	145,420,000	145,128,673
U.S. Treasury Notes	4.206%	05/15/2026	05/15/2026	80,068,000	79,411,799
U.S. Treasury Notes	4.254%	02/28/2026	02/28/2026	178,420,000	178,518,987
U.S. Treasury Notes	4.294%	02/28/2026	02/28/2026	55,960,000	55,638,993
TOTAL TREASURY DEBT					39,245,944,659
TREASURY REPURCHASE AGREEMENTS—37.6%
Agreement with Australia and New Zealand Banking Group, dated 12/31/2025 (collateralized by U.S. Treasury Notes, 2.375% – 4.625% due 04/30/2028 – 02/15/2055, valued at $869,815,136); expected proceeds $850,180,389	3.820%	01/02/2026	01/02/2026	850,000,000	850,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2026 - 08/15/2047, valued at $2,040,000); expected proceeds $2,000,424	3.820%	01/02/2026	01/02/2026	2,000,000	2,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 1.500% - 3.875% due 01/31/2027 - 05/31/2027, valued at $178,500,003); expected proceeds $175,037,333	3.840%	01/02/2026	01/02/2026	175,000,000	175,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Bonds, 1.250% - 5.250% due 02/15/2029 - 11/15/2055, U.S. Treasury Notes, 1.250% - 4.875% due 02/28/2026 - 11/15/2034, U.S. Treasury Inflation Index Bonds, 0.125% - 2.375% due 02/15/2041 - 02/15/2055 and a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2033, valued at $204,000,023); expected proceeds $200,042,333	3.810%	01/02/2026	01/02/2026	200,000,000	200,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Bonds, 2.750% - 4.250% due 11/15/2040 - 11/15/2047, U.S. Treasury Inflation Index Bonds, 0.750% - 2.125% due 02/15/2042 - 02/15/2054, U.S. Treasury Notes, 0.500% - 4.875% due 04/30/2026 - 07/31/2031 and U.S. Treasury Inflation Index Notes, 0.125% due 07/15/2026 - 10/15/2026, valued at $168,300,034); expected proceeds $165,034,925	3.810%	01/02/2026	01/02/2026	$165,000,000	$165,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Inflation Index Bonds, 2.375% - 3.625% due 04/15/2028 - 02/15/2055, U.S. Treasury Bonds, 2.250% - 4.500% due 08/15/2039 - 05/15/2041, U.S. Treasury Notes, 3.750% - 4.375% due 01/15/2026 - 05/15/2034 and U.S. Treasury Inflation Index Notes, 0.125% - 1.625% due 04/15/2026 - 10/15/2027, valued at $535,500,004); expected proceeds $525,111,417	3.820%	01/02/2026	01/02/2026	525,000,000	525,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2027 - 08/15/2051, U.S. Treasury Bills, 0.000% due 04/21/2026, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, U.S. Treasury Inflation Index Notes, 0.125% - 0.875% due 10/15/2026 - 01/15/2029 and U.S. Treasury Notes, 1.375% - 4.500% due 07/15/2026 - 02/28/2030, valued at $163,200,002); expected proceeds $160,033,956	3.820%	01/02/2026	01/02/2026	160,000,000	160,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/12/2025 (collateralized by U.S. Treasury Notes, 3.125% - 3.625% due 08/31/2027 - 11/15/2028, valued at $102,000,026); expected proceeds $101,322,222 (d)	4.000%	01/09/2026	01/09/2026	100,000,000	100,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 2.750% - 4.125% due 09/30/2027 - 08/15/2032, valued at $193,800,099); expected proceeds $190,040,322	3.820%	01/02/2026	01/02/2026	190,000,000	190,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 09/03/2025 (collateralized by U.S. Treasury Notes, 0.500% - 3.875% due 08/15/2027 - 02/15/2033, U.S. Treasury Bonds, 2.250% - 6.625% due 02/15/2027 - 02/15/2052 and U.S. Treasury Bills, 0.000% due 04/07/2026, valued at $510,000,055); expected proceeds $506,974,306	4.150%	01/02/2026	01/02/2026	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 11/17/2025 (collateralized by U.S. Treasury Notes, 1.125% - 3.750% due 04/30/2027 - 02/15/2031, U.S. Treasury Bonds, 2.750% - 2.875% due 08/15/2042 - 05/15/2049 and U.S. Treasury Bills, 0.000% due 03/05/2026 - 04/02/2026, valued at $229,500,075); expected proceeds $227,893,188 (d)	3.890%	03/16/2026	03/16/2026	225,000,000	225,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by a U.S. Treasury Inflation Index Note, 0.500% due 01/15/2028, valued at $382,500,054); expected proceeds $375,079,583	3.820%	01/02/2026	01/02/2026	375,000,000	375,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Bills, 0.000% due 04/07/2026, U.S. Treasury Notes, 2.750% - 4.625% due 07/31/2027 - 05/15/2035 and U.S. Treasury Bonds, 1.125% - 4.625% due 05/15/2040 - 02/15/2055, valued at $861,900,006); expected proceeds $845,179,328	3.820%	01/02/2026	01/02/2026	$845,000,000	$845,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.375% - 4.250% due 06/30/2026 - 11/15/2034, U.S. Treasury Bills, 0.000% due 02/19/2026 - 11/27/2026 and U.S. Treasury Bonds, 2.000% - 6.375% due 08/15/2027 - 11/15/2053, valued at $5,100,000,056); expected proceeds $5,001,063,889	3.830%	01/02/2026	01/02/2026	5,000,000,000	5,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.500% - 4.875% due 05/31/2026 - 12/31/2032, a U.S. Treasury Bond, 6.375% due 08/15/2027 and U.S. Treasury Bills, 0.000% due 01/29/2026 - 10/29/2026, valued at $2,907,000,084); expected proceeds $2,850,609,583	3.850%	01/02/2026	01/02/2026	2,850,000,000	2,850,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 1.250% - 4.250% due 11/30/2026 - 08/31/2031, U.S. Treasury Bills, 0.000% due 05/28/2026 - 11/27/2026 and U.S. Treasury Bonds, 3.625% - 3.875% due 05/15/2043 - 08/15/2043, valued at $1,020,000,006); expected proceeds $1,000,212,778	3.830%	01/02/2026	01/02/2026	1,000,000,000	1,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 2.375% - 4.000% due 04/30/2026 - 05/31/2030, valued at $2,805,000,065); expected proceeds $2,750,583,611	3.820%	01/02/2026	01/02/2026	2,750,000,000	2,750,000,000
Agreement with Fixed Income Clearing Corp. and Northern Trust (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 4.130% – 4.250% due 02/28/2031 – 03/01/2032, valued at $244,800,000); expected proceeds $240,050,933	3.820%	01/02/2026	01/02/2026	240,000,000	240,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2025 (collateralized by a U.S. Treasury Bill, 0.000% due 12/24/2026 and U.S. Treasury Notes, 2.375% – 4.500% due 10/31/2027 – 05/15/2051, valued at $2,046,663,757); expected proceeds $2,000,427,778	3.850%	01/02/2026	01/02/2026	2,000,000,000	2,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% - 2.125% due 07/15/2026 - 01/15/2035 and U.S. Treasury Notes, 1.875% - 2.500% due 02/28/2027 - 03/31/2027, valued at $1,020,000,079); expected proceeds $1,000,212,778	3.830%	01/02/2026	01/02/2026	1,000,000,000	1,000,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/12/2025 (collateralized by U.S. Treasury Bonds, 2.750% - 2.875% due 08/15/2042 - 05/15/2043, valued at $122,400,071); expected proceeds $120,384,400	3.720%	01/01/2026	01/07/2026	120,000,000	120,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Bonds, 1.875% - 4.875% due 02/15/2041 - 05/15/2051, valued at $4,488,000,017); expected proceeds $4,400,933,778	3.820%	01/02/2026	01/02/2026	$4,400,000,000	$4,400,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 12/31/2025 (collateralized by U.S. Treasury Notes, 2.375% – 4.625%, due 02/15/2034 – 11/15/2054, valued at $122,966,825); expected proceeds $120,025,467	3.820%	01/02/2026	01/02/2026	120,000,000	120,000,000
Agreement with National Australia Bank, Ltd., dated 12/31/2025 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $178,434,663); expected proceeds $175,037,236	3.830%	01/02/2026	01/02/2026	175,000,000	175,000,000
Agreement with Prudential Insurance Co., dated 12/31/2025 (collateralized by U.S. Treasury Notes, 2.250% – 4.125% due 11/30/2031 – 11/15/2052 and U.S. Treasury Strips, 0.000% due 02/15/2030 – 11/15/2044, valued at $174,217,701); expected proceeds $170,617,339	3.860%	01/02/2026	01/02/2026	170,580,759	170,580,759
Agreement with Prudential Insurance Co., dated 12/31/2025 (collateralized by U.S. Treasury Notes, 3.000% – 3.625% due 08/31/2030 – 08/15/2048 and U.S. Treasury Strips, 0.000% due 08/15/2039 – 11/15/2052, valued at $308,383,198); expected proceeds $300,838,249	3.860%	01/02/2026	01/02/2026	300,773,750	300,773,750
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% - 2.125% due 07/15/2027 - 04/15/2030, valued at $244,800,017); expected proceeds $240,050,933	3.820%	01/02/2026	01/02/2026	240,000,000	240,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.625% - 4.500% due 02/15/2027 - 02/15/2034, valued at $765,000,034); expected proceeds $750,157,500	3.780%	01/02/2026	01/02/2026	750,000,000	750,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by a U.S. Treasury Note, 1.250% due 06/30/2028, valued at $219,300,014); expected proceeds $215,045,628	3.820%	01/02/2026	01/02/2026	215,000,000	215,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% - 0.875% due 01/15/2027 - 01/15/2029, valued at $55,315,643); expected proceeds $54,242,509	3.820%	01/02/2026	01/02/2026	54,231,000	54,231,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.625% - 1.375% due 12/31/2027 - 12/31/2028, valued at $561,000,033); expected proceeds $550,116,722	3.820%	01/02/2026	01/02/2026	550,000,000	550,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.375% - 4.625% due 01/31/2026 - 08/15/2035, U.S. Treasury Inflation Index Notes, 0.125% - 1.875% due 01/15/2026 - 07/15/2034, U.S. Treasury Strips, 0.000% due 11/15/2026 - 08/15/2034, U.S. Treasury Bills, 0.000% due 01/02/2026 - 09/03/2026, U.S. Treasury Inflation Index Bonds, 1.000% - 3.625% due 04/15/2028 - 02/15/2054 and U.S. Treasury Bonds, 1.250% - 4.875% due 11/15/2040 - 11/15/2055, valued at $127,500,062); expected proceeds $125,026,667	3.840%	01/02/2026	01/02/2026	$125,000,000	$125,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					26,372,585,509
TOTAL INVESTMENTS (e)(f)–93.6%					65,618,530,168
Other Assets in Excess of Liabilities —6.4%					4,498,086,774
NET ASSETS –100.0%					$70,116,616,942
(a)	Rate shown is the discount rate at time of purchase.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Illiquid security. These securities represent $325,000,000 or 0.5% of net assets as of December 31, 2025.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$39,245,944,659
Repurchase agreements, at value and amortized cost	26,372,585,509
Total Investments	65,618,530,168
Cash	5,474,097,013
Interest receivable — unaffiliated issuers	84,152,828
Other receivable	1,106,872
Prepaid expenses and other assets	9,610
TOTAL ASSETS	71,177,896,491
LIABILITIES
Payable for investments purchased	1,055,530,453
Advisory and administrator fee payable	2,983,517
Custody, sub-administration and transfer agent fees payable	2,588,768
Trustees’ fees and expenses payable	4,326
Professional fees payable	109,014
Printing fees payable	33,431
Accrued expenses and other liabilities	30,040
TOTAL LIABILITIES	1,061,279,549
NET ASSETS	$70,116,616,942
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest income — unaffiliated issuers	$2,494,093,435
EXPENSES
Advisory and administrator fee	29,229,640
Custodian, sub-administrator and transfer agent fees	3,504,712
Trustees’ fees and expenses	230,384
Professional fees	369,573
Printing and postage fees	54,970
Insurance expense	17,010
Miscellaneous expenses	2,428
TOTAL EXPENSES	33,408,717
NET INVESTMENT INCOME (LOSS)	$2,460,684,718
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	28,737
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,460,713,455
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/25	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,460,684,718	$2,558,755,151
Net realized gain (loss)	28,737	(61,195)
Net increase (decrease) in net assets resulting from operations	2,460,713,455	2,558,693,956
CAPITAL TRANSACTIONS
Contributions	280,167,322,096	217,367,694,672
Withdrawals	(269,026,827,566)	(209,524,911,840)
Net increase (decrease) in net assets from capital transactions	11,140,494,530	7,842,782,832
Net increase (decrease) in net assets during the period	13,601,207,985	10,401,476,788
Net assets at beginning of period	56,515,408,957	46,113,932,169
NET ASSETS AT END OF PERIOD	$70,116,616,942	$56,515,408,957
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Total return (a)	4.30%	5.30%	5.17%	1.65%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$70,116,617	$56,515,409	$46,113,932	$43,687,095	$27,061,311
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	4.21%	5.14%	5.01%	1.91%	0.01%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2025, the Portfolio had invested in repurchase agreements with the gross values of $26,372,585,509 and associated collateral equal to $26,911,837,839.
5.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase Portfolio expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the year ended December 31, 2025.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of a Beneficial Interest in State Street Treasury Plus Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
February 26, 2026
15

Annual Financial Statements and Other Information
December 31, 2025
State Street Master Funds
State Street International Developed Equity Index Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
COMMON STOCKS — 97.6%
AUSTRALIA — 6.8%
ANZ Group Holdings Ltd.	585,299	$14,183,740
APA Group Stapled Security	269,237	1,610,480
Aristocrat Leisure Ltd.	108,240	4,199,422
ASX Ltd.	37,414	1,283,403
BHP Group Ltd.	999,372	30,315,948
Brambles Ltd.	262,853	4,024,509
CAR Group Ltd.	73,824	1,514,300
Cochlear Ltd.	12,865	2,236,208
Coles Group Ltd.	262,962	3,759,636
Commonwealth Bank of Australia	329,409	35,271,823
Computershare Ltd.	105,745	2,407,417
CSL Ltd.	96,240	11,080,267
Evolution Mining Ltd.	401,114	3,391,682
Fortescue Ltd.	338,701	4,971,238
Glencore PLC (a)	1,989,759	10,880,598
Goodman Group REIT	399,612	8,255,587
Insurance Australia Group Ltd.	447,372	2,380,673
Lottery Corp. Ltd.	441,553	1,519,360
Lynas Rare Earths Ltd. (a)	186,680	1,548,625
Macquarie Group Ltd.	70,848	9,600,179
Medibank Pvt Ltd.	512,135	1,635,867
National Australia Bank Ltd.	601,464	16,969,956
Northern Star Resources Ltd.	268,068	4,778,284
Origin Energy Ltd.	327,000	2,505,508
Pro Medicus Ltd.	10,882	1,602,778
Qantas Airways Ltd.	135,208	935,896
QBE Insurance Group Ltd.	301,516	3,999,201
REA Group Ltd.	10,667	1,304,506
Rio Tinto Ltd.	72,421	7,090,515
Rio Tinto PLC	223,846	18,046,974
Santos Ltd.	648,969	2,670,159
Scentre Group REIT	1,037,928	2,906,997
SGH Ltd.	41,736	1,292,780
Sigma Healthcare Ltd.	1,067,587	2,093,045
Sonic Healthcare Ltd.	99,169	1,495,218
South32 Ltd.	842,585	2,000,284
Stockland REIT	497,055	1,899,272
Suncorp Group Ltd.	213,928	2,517,911
Telstra Group Ltd.	767,976	2,494,047
Transurban Group Stapled Security	606,072	5,743,100
Vicinity Ltd. REIT	716,737	1,223,567
Washington H Soul Pattinson & Co. Ltd.	71,957	1,782,145
Wesfarmers Ltd.	222,404	12,026,464
Westpac Banking Corp.	671,721	17,290,370
WiseTech Global Ltd. (b)	39,621	1,808,799
Woodside Energy Group Ltd.	380,517	5,985,908
Woolworths Group Ltd.	236,901	4,641,376
		283,176,022
AUSTRIA — 0.3%
Erste Group Bank AG	60,566	7,319,459
Security Description	Shares	Value
OMV AG	27,411	$1,529,805
Raiffeisen Bank International AG	28,055	1,261,955
Verbund AG (b)	14,316	1,042,433
		11,153,652
BELGIUM — 0.8%
Ageas SA	29,322	2,059,347
Anheuser-Busch InBev SA (b)	195,455	12,602,417
D'ieteren Group	4,423	799,448
Elia Group SA	7,632	983,286
Financiere de Tubize SA (b)	4,292	1,053,515
Groupe Bruxelles Lambert NV	16,335	1,457,074
KBC Group NV	46,052	6,017,045
Lotus Bakeries NV (b)	87	802,091
Sofina SA (b)	3,524	1,022,275
Syensqo SA (b)	13,139	1,057,957
UCB SA	25,196	7,060,521
		34,914,976
BRAZIL — 0.0% *
Yara International ASA	33,994	1,395,234
CHILE — 0.1%
Antofagasta PLC	75,944	3,349,448
CHINA — 0.6%
BOC Hong Kong Holdings Ltd.	720,000	3,646,483
Prosus NV	256,826	15,941,116
SITC International Holdings Co. Ltd.	263,000	941,373
Wharf Holdings Ltd. (b)	230,000	642,410
Wilmar International Ltd.	385,400	923,042
Yangzijiang Shipbuilding Holdings Ltd.	505,900	1,368,999
		23,463,423
DENMARK — 1.8%
Carlsberg AS Class B (b)	18,972	2,491,574
Coloplast AS Class B (b)	24,151	2,074,990
Danske Bank AS	133,330	6,679,498
Demant AS (a)(b)	16,592	561,450
DSV AS	40,000	10,157,872
Genmab AS (a)(b)	11,956	3,810,745
Novo Nordisk AS Class B (b)	633,845	32,416,832
Novonesis Novozymes B Class B (b)	69,904	4,482,491
Orsted AS (a)(b)(c)	102,956	1,980,733
Pandora AS	15,832	1,761,545
Rockwool AS Class B	20,370	721,963
Tryg AS	69,763	1,826,458
Vestas Wind Systems AS	199,899	5,450,419
		74,416,570
FINLAND — 1.1%
Elisa OYJ	28,657	1,270,186
Fortum OYJ	91,577	1,955,307
Kesko OYJ Class B	58,594	1,324,703
Kone OYJ Class B	68,254	4,854,547
Metso OYJ	135,655	2,386,615

See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Neste OYJ	80,830	$1,842,607
Nokia OYJ	1,060,404	6,939,324
Nordea Bank Abp (b)(d)	491,431	9,272,836
Nordea Bank Abp (d)	116,957	2,209,439
Orion OYJ Class B	20,272	1,515,409
Sampo OYJ Class A	485,491	5,890,013
Stora Enso OYJ Class R (b)	114,074	1,434,195
UPM-Kymmene OYJ	102,248	2,976,913
Wartsila OYJ Abp	97,527	3,482,035
		47,354,129
FRANCE — 8.9%
Accor SA	37,039	2,097,593
Aeroports de Paris SA	6,809	890,847
Air Liquide SA	114,821	21,611,315
Airbus SE	116,881	27,234,557
Alstom SA (a)	68,089	2,012,773
Amundi SA (c)	10,973	909,840
AXA SA	340,549	16,382,278
BioMerieux	8,191	1,061,078
BNP Paribas SA	197,443	18,734,154
Bollore SE	142,165	800,434
Bouygues SA	37,071	1,930,913
Bureau Veritas SA	64,677	2,064,591
Capgemini SE	29,940	5,001,944
Carrefour SA	112,192	1,875,001
Cie de Saint-Gobain SA	87,816	8,968,667
Cie Generale des Etablissements Michelin SCA	129,819	4,316,312
Covivio SA REIT	11,567	769,583
Credit Agricole SA	209,316	4,314,339
Danone SA	128,245	11,564,405
Dassault Aviation SA	3,602	1,158,276
Dassault Systemes SE	134,018	3,752,357
Edenred SE	49,738	1,104,624
Eiffage SA	13,277	1,908,605
Engie SA	360,754	9,494,842
EssilorLuxottica SA	59,753	18,940,757
FDJ UNITED	20,442	567,072
Gecina SA REIT	9,142	868,609
Getlink SE	65,279	1,205,971
Hermes International SCA	6,216	15,491,416
Ipsen SA	7,945	1,110,390
Kering SA	14,876	5,258,809
Klepierre SA REIT	43,360	1,718,182
Legrand SA	51,199	7,651,631
L'Oreal SA	47,644	20,513,294
LVMH Moet Hennessy Louis Vuitton SE	49,227	37,290,466
Orange SA	363,274	6,058,392
Pernod Ricard SA	38,871	3,337,166
Publicis Groupe SA	45,753	4,761,963
Renault SA	37,435	1,557,260
Rexel SA	46,506	1,834,652
Safran SA	70,812	24,733,328
Sartorius Stedim Biotech	5,355	1,320,728
Societe Generale SA	138,407	11,170,585
Security Description	Shares	Value
Sodexo SA	18,636	$956,465
Thales SA	18,187	4,908,466
TotalEnergies SE	393,962	25,720,875
Unibail-Rodamco-Westfield REIT (a)	23,915	2,605,349
Veolia Environnement SA	122,331	4,269,923
Vinci SA	97,852	13,796,426
		367,607,503
GERMANY — 9.4%
adidas AG	33,796	6,709,887
Allianz SE	76,011	34,860,388
BASF SE	177,743	9,274,779
Bayer AG	193,257	8,400,189
Bayerische Motoren Werke AG	55,038	6,020,514
Bayerische Motoren Werke AG Preference Shares	11,599	1,246,454
Beiersdorf AG	19,263	2,119,364
Brenntag SE	23,610	1,374,238
Commerzbank AG	142,667	6,048,748
Continental AG	22,206	1,772,387
CTS Eventim AG & Co. KGaA	12,864	1,185,988
Daimler Truck Holding AG	93,228	4,086,229
Deutsche Bank AG	367,497	14,290,509
Deutsche Boerse AG	37,016	9,725,013
Deutsche Lufthansa AG	121,904	1,203,489
Deutsche Post AG	191,180	10,492,355
Deutsche Telekom AG	730,049	23,715,862
Dr. Ing hc F Porsche AG Preference Shares (c)	23,999	1,285,829
E.ON SE	443,396	8,397,040
Evonik Industries AG	52,799	828,451
Fresenius Medical Care AG	41,504	1,986,822
Fresenius SE & Co. KGaA	82,974	4,773,045
GEA Group AG	29,348	1,992,237
Hannover Rueck SE	11,747	3,672,567
Heidelberg Materials AG	26,779	7,013,486
Henkel AG & Co. KGaA	20,876	1,593,659
Henkel AG & Co. KGaA Preference Shares	30,649	2,504,583
Hensoldt AG	12,433	1,071,783
HOCHTIEF AG	3,302	1,306,898
Infineon Technologies AG	255,774	11,333,862
Knorr-Bremse AG	14,394	1,608,515
LEG Immobilien SE	14,300	1,045,467
Mercedes-Benz Group AG	143,744	10,141,030
Merck KGaA	25,115	3,616,249
MTU Aero Engines AG	10,727	4,476,187
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,912	17,109,074
Nemetschek SE	11,865	1,293,155
Porsche Automobil Holding SE Preference Shares	31,031	1,454,859
Rational AG	1,075	835,166
Rheinmetall AG	9,139	16,754,687
RWE AG	126,379	6,717,756

See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
SAP SE	205,683	$50,329,965
Sartorius AG Preference Shares	5,062	1,469,621
Scout24 SE (c)	15,173	1,528,951
Siemens AG	149,650	42,032,172
Siemens Energy AG (a)	153,868	21,757,527
Siemens Healthineers AG (c)	66,793	3,523,753
Symrise AG	26,483	2,142,373
Talanx AG	11,898	1,590,197
Volkswagen AG Preference Shares	40,640	4,942,407
Vonovia SE	147,188	4,242,108
Zalando SE (a)(c)	45,329	1,349,017
		390,246,891
HONG KONG — 1.8%
AIA Group Ltd.	2,064,800	21,195,801
CK Asset Holdings Ltd.	378,399	1,911,563
CK Infrastructure Holdings Ltd.	136,000	1,006,437
CLP Holdings Ltd.	324,500	2,901,677
Futu Holdings Ltd. ADR (a)	10,700	1,757,047
Hang Seng Bank Ltd.	153,700	3,031,149
Henderson Land Development Co. Ltd.	289,436	1,046,410
HKT Trust & HKT Ltd. Stapled Security	746,000	1,103,162
Hong Kong & China Gas Co. Ltd.	2,112,995	1,903,012
Hong Kong Exchanges & Clearing Ltd.	236,130	12,365,464
Hongkong Land Holdings Ltd.	218,900	1,521,355
Link REIT	512,391	2,286,948
MTR Corp. Ltd. (b)	325,012	1,244,345
Power Assets Holdings Ltd.	272,000	1,927,256
Prudential PLC	500,343	7,702,327
Sino Land Co. Ltd.	640,456	840,940
Sun Hung Kai Properties Ltd.	279,500	3,400,610
Swire Pacific Ltd. Class A	62,000	499,441
Techtronic Industries Co. Ltd.	282,000	3,257,121
WH Group Ltd. (c)	1,712,766	1,907,841
Wharf Real Estate Investment Co. Ltd.	328,000	1,035,812
		73,845,718
INDONESIA — 0.1%
Jardine Matheson Holdings Ltd.	33,000	2,256,870
IRELAND — 0.5%
AerCap Holdings NV	35,500	5,103,480
AIB Group PLC	430,216	4,648,460
Bank of Ireland Group PLC	192,314	3,698,511
Kerry Group PLC Class A	32,578	2,984,377
Kingspan Group PLC	30,531	2,658,808
		19,093,636
ISRAEL — 0.9%
Azrieli Group Ltd.	8,514	963,037
Bank Hapoalim BM	243,476	5,504,203
Bank Leumi Le-Israel BM	290,017	6,387,999
Security Description	Shares	Value
Check Point Software Technologies Ltd. (a)	16,610	$3,082,152
Elbit Systems Ltd.	5,303	3,054,911
ICL Group Ltd.	163,285	937,566
Isracard Ltd.	—	2
Israel Discount Bank Ltd. Class A	249,725	2,649,964
Mizrahi Tefahot Bank Ltd.	32,319	2,255,262
Nice Ltd. (a)	12,390	1,388,243
Nova Ltd. (a)	5,734	1,918,050
Phoenix Financial Ltd.	44,223	1,828,807
Teva Pharmaceutical Industries Ltd. ADR (a)	230,228	7,185,416
Wix.com Ltd. (a)	11,700	1,215,513
		38,371,125
ITALY — 3.3%
Banca Mediolanum SpA	44,136	1,009,238
Banca Monte dei Paschi di Siena SpA	386,973	4,149,408
Banco BPM SpA (b)	218,329	3,338,544
BPER Banca SpA	297,894	4,058,396
Coca-Cola HBC AG	41,181	2,128,103
Davide Campari-Milano NV (b)	135,836	883,492
Enel SpA	1,613,034	16,816,843
Eni SpA	399,234	7,567,733
Ferrari NV	24,850	9,301,290
FinecoBank Banca Fineco SpA	121,237	3,160,988
Generali	168,699	7,083,099
Infrastrutture Wireless Italiane SpA (b)(c)	48,975	453,535
Intesa Sanpaolo SpA	2,828,674	19,670,377
Leonardo SpA	78,456	4,529,735
Moncler SpA	46,684	3,011,156
Nexi SpA (b)(c)	126,319	626,208
Poste Italiane SpA (c)	89,864	2,267,017
Prysmian SpA	56,354	5,717,059
Recordati Industria Chimica e Farmaceutica SpA	22,997	1,311,009
Ryanair Holdings PLC	167,813	5,823,952
Snam SpA	410,443	2,726,447
Telecom Italia SpA (a)	2,250,138	1,357,807
Terna - Rete Elettrica Nazionale	270,842	2,879,992
UniCredit SpA	275,599	22,955,201
Unipol Assicurazioni SpA	72,518	1,751,922
		134,578,551
IVORY COAST — 0.0% *
Endeavour Mining PLC	40,014	2,083,942
JAPAN — 21.6%
Advantest Corp.	150,500	18,852,707
Aeon Co. Ltd.	438,900	6,935,821
AGC, Inc.	41,200	1,364,966
Aisin Corp.	95,900	1,790,190
Ajinomoto Co., Inc.	176,000	3,724,470
ANA Holdings, Inc.	35,300	670,890
Asahi Group Holdings Ltd. (b)	292,500	3,059,452

See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Asahi Kasei Corp.	246,800	$2,187,025
Asics Corp.	136,600	3,272,404
Astellas Pharma, Inc.	356,000	4,753,632
Bandai Namco Holdings, Inc.	114,300	3,042,264
Bridgestone Corp. (b)	224,600	5,035,213
Canon, Inc. (b)	169,700	5,015,918
Capcom Co. Ltd.	68,300	1,590,885
Central Japan Railway Co.	154,500	4,274,883
Chiba Bank Ltd.	117,700	1,312,575
Chubu Electric Power Co., Inc.	131,900	2,029,684
Chugai Pharmaceutical Co. Ltd.	133,200	7,004,801
Dai Nippon Printing Co. Ltd.	82,600	1,419,659
Daifuku Co. Ltd.	60,800	1,911,528
Dai-ichi Life Holdings, Inc.	683,900	5,687,350
Daiichi Sankyo Co. Ltd.	354,000	7,561,275
Daikin Industries Ltd.	51,400	6,584,657
Daito Trust Construction Co. Ltd.	61,500	1,171,578
Daiwa House Industry Co. Ltd.	112,200	3,720,792
Daiwa Securities Group, Inc.	253,500	2,216,477
Denso Corp.	341,800	4,705,760
Disco Corp.	18,300	5,623,854
East Japan Railway Co. (b)	188,700	4,974,375
Ebara Corp.	90,900	2,136,436
Eisai Co. Ltd.	50,000	1,486,491
ENEOS Holdings, Inc.	538,500	3,803,116
FANUC Corp.	182,000	7,064,264
Fast Retailing Co. Ltd.	37,400	13,586,118
Fuji Electric Co. Ltd. (b)	26,700	2,018,533
FUJIFILM Holdings Corp.	217,600	4,642,281
Fujikura Ltd.	50,200	5,585,429
Fujitsu Ltd.	350,500	9,680,146
Hankyu Hanshin Holdings, Inc.	44,600	1,121,936
Hikari Tsushin, Inc.	3,400	948,994
Hitachi Ltd.	901,300	28,187,008
Honda Motor Co. Ltd.	728,000	7,133,931
Hoya Corp.	68,000	10,275,160
Hulic Co. Ltd. (b)	84,300	922,086
Idemitsu Kosan Co. Ltd.	148,900	1,123,791
IHI Corp.	203,000	3,567,345
Inpex Corp. (b)	174,900	3,489,185
Isuzu Motors Ltd.	100,400	1,562,575
ITOCHU Corp.	1,195,000	15,057,099
Japan Airlines Co. Ltd.	31,400	581,945
Japan Exchange Group, Inc.	197,600	2,112,843
Japan Post Bank Co. Ltd.	355,700	5,012,864
Japan Post Holdings Co. Ltd.	344,900	3,631,742
Japan Post Insurance Co. Ltd.	37,700	1,133,321
Japan Tobacco, Inc.	234,600	8,441,379
JFE Holdings, Inc.	113,200	1,442,579
JX Advanced Metals Corp.	109,600	1,370,481
Kajima Corp.	86,600	3,223,777
Kansai Electric Power Co., Inc.	195,900	3,068,261
Kao Corp.	91,600	3,658,857
Kawasaki Heavy Industries Ltd.	29,600	1,960,177
Kawasaki Kisen Kaisha Ltd. (b)	66,300	922,519
KDDI Corp.	577,400	9,977,275
Security Description	Shares	Value
Keyence Corp.	38,500	$13,921,848
Kikkoman Corp.	131,900	1,196,605
Kioxia Holdings Corp. (a)	36,200	2,409,946
Kirin Holdings Co. Ltd.	148,700	2,227,488
Kobe Bussan Co. Ltd.	32,500	785,830
Komatsu Ltd.	186,100	5,936,393
Konami Group Corp.	19,500	2,653,577
Kubota Corp.	188,400	2,664,127
Kyocera Corp.	256,300	3,591,585
Kyowa Kirin Co. Ltd. (b)	52,700	849,615
Lasertec Corp. (b)	15,900	3,007,149
LY Corp.	569,200	1,515,010
M3, Inc.	89,400	1,205,726
Makita Corp.	48,500	1,465,721
Marubeni Corp.	281,800	7,825,930
MatsukiyoCocokara & Co.	68,800	1,190,377
Minebea Mitsumi, Inc.	75,000	1,502,919
Mitsubishi Chemical Group Corp.	248,400	1,450,195
Mitsubishi Corp.	638,400	14,605,266
Mitsubishi Electric Corp.	378,200	11,062,854
Mitsubishi Estate Co. Ltd. (b)	206,500	5,033,886
Mitsubishi HC Capital, Inc.	169,700	1,419,354
Mitsubishi Heavy Industries Ltd.	629,000	15,409,487
Mitsubishi UFJ Financial Group, Inc.	2,256,700	35,892,393
Mitsui & Co. Ltd.	484,500	14,351,549
Mitsui Fudosan Co. Ltd.	514,400	5,843,180
Mitsui OSK Lines Ltd. (b)	66,000	1,983,221
Mizuho Financial Group, Inc.	488,940	17,780,203
MonotaRO Co. Ltd.	53,900	859,848
MS&AD Insurance Group Holdings, Inc.	255,200	5,996,374
Murata Manufacturing Co. Ltd.	331,000	6,854,611
NEC Corp.	253,300	8,580,963
Nexon Co. Ltd.	78,800	1,923,938
NIDEC Corp.	160,100	2,177,634
Nintendo Co. Ltd.	216,600	14,640,831
Nippon Building Fund, Inc. REIT (b)	1,490	1,358,391
Nippon Paint Holdings Co. Ltd.	173,300	1,158,134
Nippon Sanso Holdings Corp.	34,400	1,024,461
Nippon Steel Corp. (b)	968,500	3,965,570
Nippon Yusen KK (b)	81,200	2,630,601
Nissan Motor Co. Ltd. (a)(b)	424,500	1,056,477
Nitori Holdings Co. Ltd.	82,500	1,443,467
Nitto Denko Corp.	135,500	3,211,474
Nomura Holdings, Inc.	583,300	4,841,451
Nomura Research Institute Ltd.	74,900	2,877,112
NTT, Inc.	5,933,500	5,969,651
Obayashi Corp.	121,800	2,540,203
Obic Co. Ltd.	63,400	1,990,844
Olympus Corp. (b)	221,700	2,806,875
Oracle Corp. Japan	8,400	706,855
Oriental Land Co. Ltd. (b)	208,400	3,853,695
ORIX Corp.	232,700	6,760,763
Osaka Gas Co. Ltd.	73,700	2,553,134

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Otsuka Corp. (b)	44,900	$925,815
Otsuka Holdings Co. Ltd.	85,100	4,817,329
Pan Pacific International Holdings Corp.	368,000	2,188,819
Panasonic Holdings Corp.	457,200	5,902,225
Rakuten Group, Inc. (a)	281,500	1,803,094
Recruit Holdings Co. Ltd.	276,300	15,594,922
Renesas Electronics Corp. (a)	344,800	4,707,468
Resona Holdings, Inc.	401,200	3,821,440
Ryohin Keikaku Co. Ltd.	99,000	1,757,109
Sanrio Co. Ltd.	35,300	1,107,341
SBI Holdings, Inc. (b)	110,600	2,381,416
SCREEN Holdings Co. Ltd.	16,900	1,643,153
Secom Co. Ltd.	78,100	2,776,811
Seibu Holdings, Inc.	41,400	1,136,786
Sekisui Chemical Co. Ltd.	73,200	1,230,546
Sekisui House Ltd.	118,400	2,642,274
Seven & i Holdings Co. Ltd.	407,800	5,855,076
SG Holdings Co. Ltd.	62,100	567,931
Shimadzu Corp.	45,400	1,207,230
Shimano, Inc.	14,600	1,540,151
Shin-Etsu Chemical Co. Ltd.	330,300	10,268,601
Shionogi & Co. Ltd.	149,500	2,709,684
Shiseido Co. Ltd. (b)	75,900	1,103,067
SMC Corp.	11,100	3,856,621
SoftBank Corp.	5,660,200	7,756,617
SoftBank Group Corp.	766,400	21,513,669
Sompo Holdings, Inc.	173,700	5,913,191
Sony Financial Group, Inc. (a)	1,205,300	1,276,467
Sony Group Corp.	1,210,200	31,068,581
Subaru Corp.	116,400	2,521,152
Sumitomo Corp.	212,800	7,347,434
Sumitomo Electric Industries Ltd.	142,200	5,738,078
Sumitomo Metal Mining Co. Ltd.	51,900	2,104,873
Sumitomo Mitsui Financial Group, Inc. (b)	720,500	23,171,651
Sumitomo Mitsui Trust Group, Inc.	124,200	3,785,150
Sumitomo Realty & Development Co. Ltd. (b)	123,800	3,105,564
Suntory Beverage & Food Ltd.	27,500	829,325
Suzuki Motor Corp.	316,300	4,710,851
Sysmex Corp.	95,300	937,831
T&D Holdings, Inc.	93,400	2,154,078
Taisei Corp.	28,000	2,650,037
Takeda Pharmaceutical Co. Ltd. (b)	311,317	9,602,971
TDK Corp.	380,700	5,370,045
Terumo Corp.	259,000	3,750,869
TIS, Inc.	41,000	1,375,081
Toho Co. Ltd.	21,600	1,099,671
Tokio Marine Holdings, Inc.	364,700	13,534,466
Tokyo Electron Ltd.	88,000	19,267,983
Tokyo Gas Co. Ltd.	63,200	2,501,872
Tokyo Metro Co. Ltd. (b)	61,300	623,579
Tokyu Corp.	103,000	1,202,526
Security Description	Shares	Value
TOPPAN Holdings, Inc.	47,700	$1,418,417
Toray Industries, Inc.	281,600	1,832,479
Toyota Industries Corp.	32,300	3,667,996
Toyota Motor Corp.	1,866,000	39,952,126
Toyota Tsusho Corp. (b)	135,100	4,545,711
Trend Micro, Inc.	24,900	1,032,887
Tsuruha Holdings, Inc.	52,200	958,446
Unicharm Corp.	214,800	1,226,489
West Japan Railway Co. (b)	83,200	1,659,276
Yamaha Motor Co. Ltd. (b)	179,700	1,329,306
Yokogawa Electric Corp.	47,700	1,526,449
Yokohama Financial Group, Inc.	192,300	1,586,909
Zensho Holdings Co. Ltd.	19,100	1,093,639
ZOZO, Inc.	85,400	703,381
		890,981,852
LUXEMBOURG — 0.2%
ArcelorMittal SA	90,752	4,166,358
CVC Capital Partners PLC (c)	45,343	761,520
Eurofins Scientific SE	22,282	1,632,952
		6,560,830
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	413,000	2,033,296
Sands China Ltd.	454,800	1,145,254
		3,178,550
MEXICO — 0.0% *
Fresnillo PLC	43,266	1,940,219
NETHERLANDS — 4.4%
ABN AMRO Bank NV Dutch Certificate (c)	114,127	3,992,948
Adyen NV (a)(c)	4,973	8,030,746
Akzo Nobel NV	35,096	2,440,136
Argenx SE (a)	12,143	10,222,538
ASM International NV	9,370	5,695,982
ASML Holding NV	76,501	82,784,694
ASR Nederland NV	32,578	2,319,397
BE Semiconductor Industries NV	14,293	2,245,184
Euronext NV (c)	14,767	2,219,918
EXOR NV	18,299	1,557,043
Heineken Holding NV	25,576	1,874,355
Heineken NV	55,819	4,571,921
IMCD NV	11,913	1,082,082
ING Groep NV (b)	599,493	16,904,838
JDE Peet's NV	33,035	1,236,103
Koninklijke Ahold Delhaize NV	177,467	7,267,822
Koninklijke KPN NV	776,219	3,624,644
Koninklijke Philips NV	150,765	4,115,015
Magnum Ice Cream Co. NV (a)	98,159	1,554,638
Nebius Group NV (a)(b)	42,900	3,590,944
NN Group NV	51,791	3,998,699
Randstad NV (b)	20,906	794,783
Universal Music Group NV (b)	217,161	5,669,647
Wolters Kluwer NV	47,137	4,890,509
		182,684,586

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
NEW ZEALAND — 0.2%
Auckland International Airport Ltd.	333,281	$1,596,472
Contact Energy Ltd.	173,166	921,107
Fisher & Paykel Healthcare Corp. Ltd.	110,672	2,402,483
Infratil Ltd.	170,601	1,086,994
Meridian Energy Ltd.	272,469	877,426
Xero Ltd. (a)	31,353	2,383,901
		9,268,383
NORWAY — 0.5%
Aker BP ASA	64,596	1,645,183
DNB Bank ASA	172,047	4,801,423
Equinor ASA	150,121	3,527,234
Gjensidige Forsikring ASA	37,920	1,135,324
Kongsberg Gruppen ASA	87,570	2,245,062
Mowi ASA	91,155	2,197,802
Norsk Hydro ASA	262,216	2,032,873
Orkla ASA	137,201	1,530,221
Salmar ASA	14,543	890,298
Telenor ASA	122,496	1,781,543
		21,786,963
POLAND — 0.0% *
InPost SA (a)(b)	41,604	511,583
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	1,626,906	1,712,388
EDP SA	622,308	2,861,356
Galp Energia SGPS SA	80,709	1,386,759
Jeronimo Martins SGPS SA	58,707	1,396,896
		7,357,399
SINGAPORE — 1.7%
CapitaLand Ascendas REIT	766,315	1,686,370
CapitaLand Integrated Commercial Trust REIT	1,246,428	2,316,456
CapitaLand Investment Ltd.	414,682	873,863
DBS Group Holdings Ltd.	422,792	18,529,205
Grab Holdings Ltd. Class A (a)	474,500	2,367,755
Keppel Ltd.	282,800	2,276,034
Oversea-Chinese Banking Corp. Ltd.	662,866	10,185,251
Sea Ltd. ADR (a)	74,800	9,542,236
Sembcorp Industries Ltd. (b)	157,500	737,286
Singapore Airlines Ltd.	304,949	1,517,631
Singapore Exchange Ltd.	168,500	2,222,208
Singapore Technologies Engineering Ltd.	306,900	2,009,407
Singapore Telecommunications Ltd.	1,490,600	5,273,896
STMicroelectronics NV	138,044	3,638,104
United Overseas Bank Ltd.	247,090	6,736,373
		69,912,075
SOUTH AFRICA — 0.2%
Anglo American PLC	219,450	9,106,030
Security Description	Shares	Value
SOUTH KOREA — 0.0% *
Delivery Hero SE (a)(c)	39,154	$1,044,766
SPAIN — 3.7%
Acciona SA (b)	4,463	974,408
ACS Actividades de Construccion y Servicios SA	34,930	3,480,849
Aena SME SA (c)	145,091	4,058,980
Amadeus IT Group SA	89,659	6,617,056
Banco Bilbao Vizcaya Argentaria SA	1,133,554	26,692,627
Banco de Sabadell SA	983,229	3,885,747
Banco Santander SA	2,929,829	34,650,258
Bankinter SA	133,063	2,212,086
CaixaBank SA	772,925	9,481,576
Cellnex Telecom SA (a)(c)	95,847	3,087,728
EDP Renovaveis SA (b)	68,800	972,858
Endesa SA	62,439	2,246,144
Grifols SA (b)	59,839	751,974
Iberdrola SA	1,248,469	27,074,585
Industria de Diseno Textil SA	213,984	14,159,010
Mapfre SA	199,226	1,001,907
Naturgy Energy Group SA	52,549	1,599,684
Redeia Corp. SA	81,896	1,459,093
Repsol SA	218,271	4,082,350
Telefonica SA (b)	714,927	2,932,885
		151,421,805
SWEDEN — 3.2%
AddTech AB Class B (b)	52,438	1,862,303
Alfa Laval AB (b)	56,876	2,873,167
Assa Abloy AB Class B	198,706	7,735,886
Atlas Copco AB Class A	534,790	9,632,694
Atlas Copco AB Class B	302,935	4,896,225
Beijer Ref AB (b)	75,390	1,219,318
Boliden AB (a)	54,601	3,051,420
Epiroc AB Class A (b)	126,937	2,890,189
Epiroc AB Class B (b)	71,338	1,444,744
EQT AB (b)	99,945	3,944,113
Essity AB Class B	116,622	3,354,900
Evolution AB (b)(c)	28,249	1,929,885
Fastighets AB Balder Class B (a)(b)	144,226	1,066,973
H & M Hennes & Mauritz AB Class B (b)	93,350	1,882,432
Hexagon AB Class B	407,783	4,843,606
Holmen AB Class B	16,166	621,472
Industrivarden AB Class A	20,695	932,519
Industrivarden AB Class C (b)	30,713	1,382,598
Indutrade AB	51,369	1,339,557
Investment AB Latour Class B	32,040	783,379
Investor AB Class B	362,668	12,997,951
L E Lundbergforetagen AB Class B	16,401	910,000
Lifco AB Class B	48,109	1,836,938
Nibe Industrier AB Class B (b)	309,051	1,194,125
Saab AB Class B	63,520	3,704,208
Sagax AB Class B (b)	47,347	1,014,857

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Sandvik AB	210,049	$6,849,127
Securitas AB Class B	91,607	1,462,723
Skandinaviska Enskilda Banken AB Class A (b)	296,292	6,270,509
Skanska AB Class B	68,534	1,875,638
SKF AB Class B	71,195	1,898,266
Svenska Cellulosa AB SCA Class B	118,708	1,578,687
Svenska Handelsbanken AB Class A	292,929	4,268,995
Swedbank AB Class A (b)	166,290	5,792,047
Swedish Orphan Biovitrum AB (a)	40,740	1,470,720
Tele2 AB Class B	102,132	1,712,208
Telefonaktiebolaget LM Ericsson Class B	562,462	5,527,732
Telia Co. AB	478,608	2,044,472
Trelleborg AB Class B	38,042	1,620,503
Volvo AB Class B	316,394	10,155,442
		131,872,528
SWITZERLAND — 4.9%
ABB Ltd.	311,087	23,253,483
Avolta AG	15,455	919,594
Banque Cantonale Vaudoise	5,172	655,436
Barry Callebaut AG (b)	773	1,274,267
Belimo Holding AG	1,926	1,898,651
BKW AG	4,237	900,613
Chocoladefabriken Lindt & Spruengli AG (d)	181	2,647,889
Chocoladefabriken Lindt & Spruengli AG (d)	21	3,085,390
Cie Financiere Richemont SA Class A (b)	106,695	23,170,558
DSM-Firmenich AG (b)	33,072	2,670,737
EMS-Chemie Holding AG	1,465	1,016,116
Galderma Group AG	30,943	6,331,158
Geberit AG	6,800	5,318,119
Givaudan SA	1,826	7,250,989
Helvetia Baloise Holding AG	15,952	4,212,254
Julius Baer Group Ltd.	39,872	3,140,439
Kuehne & Nagel International AG (b)	9,852	2,129,574
Logitech International SA	30,098	3,097,748
Lonza Group AG	13,736	9,324,356
Partners Group Holding AG	4,500	5,580,057
Sandoz Group AG	83,674	6,108,809
Schindler Holding AG (d)	7,912	2,988,035
Schindler Holding AG (d)	4,731	1,681,005
SGS SA (b)	32,402	3,716,056
Sika AG	29,865	6,129,440
Sonova Holding AG	10,113	2,643,613
Straumann Holding AG (b)	21,380	2,522,152
Swatch Group AG Bearer Shares (b)	5,970	1,267,848
Swiss Life Holding AG	5,608	6,489,636
Swiss Prime Site AG	15,781	2,454,048
Security Description	Shares	Value
Swisscom AG	5,185	$3,766,447
UBS Group AG	624,566	29,137,216
VAT Group AG (b)(c)	5,161	2,513,891
Zurich Insurance Group AG	28,768	21,852,423
		201,148,047
UNITED KINGDOM — 11.1%
3i Group PLC	198,230	8,700,110
Admiral Group PLC	50,151	2,142,389
Ashtead Group PLC	84,161	5,757,389
Associated British Foods PLC	64,112	1,834,193
AstraZeneca PLC	305,497	56,664,299
Auto Trader Group PLC (c)	180,270	1,421,856
Aviva PLC	601,939	5,541,161
BAE Systems PLC	597,755	13,780,734
Barclays PLC	2,741,972	17,553,457
Barratt Redrow PLC	264,885	1,357,796
British American Tobacco PLC	433,754	24,585,346
BT Group PLC	1,150,387	2,847,856
Bunzl PLC	62,393	1,742,214
Centrica PLC	988,738	2,254,848
CK Hutchison Holdings Ltd.	515,000	3,503,469
Coca-Cola Europacific Partners PLC	42,000	3,809,400
Compass Group PLC	332,359	10,568,010
DCC PLC	15,557	968,825
Diageo PLC	435,477	9,392,312
Entain PLC	114,884	1,184,586
Halma PLC	73,223	3,484,525
Hikma Pharmaceuticals PLC	35,414	738,321
HSBC Holdings PLC	3,391,155	53,540,207
Imperial Brands PLC	151,392	6,351,212
Informa PLC	263,896	3,137,786
InterContinental Hotels Group PLC	28,691	4,036,600
International Consolidated Airlines Group SA	245,317	1,368,247
Intertek Group PLC	32,017	1,992,162
J Sainsbury PLC	350,599	1,532,612
JD Sports Fashion PLC	501,204	569,382
Kingfisher PLC	331,926	1,396,071
Land Securities Group PLC REIT	143,450	1,200,133
Legal & General Group PLC	1,150,178	4,051,715
Lloyds Banking Group PLC	11,618,327	15,352,187
London Stock Exchange Group PLC	91,501	11,017,529
M&G PLC	479,078	1,845,515
Marks & Spencer Group PLC	391,170	1,736,272
Melrose Industries PLC	257,722	2,039,682
National Grid PLC	973,576	14,948,034
NatWest Group PLC	1,575,990	13,816,757
Next PLC	23,425	4,310,265
Pearson PLC	118,025	1,666,870
Phoenix Group Holdings PLC	145,994	1,447,241
Reckitt Benckiser Group PLC	134,133	10,828,541
RELX PLC	361,824	14,697,471

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Rentokil Initial PLC	496,275	$2,987,127
Rolls-Royce Holdings PLC	1,655,247	25,603,477
Sage Group PLC	194,112	2,827,608
Schroders PLC	159,095	870,942
Segro PLC REIT	262,246	2,541,095
Severn Trent PLC	52,606	1,973,432
Smith & Nephew PLC	159,754	2,661,252
Smiths Group PLC	63,876	2,020,753
Spirax Group PLC	14,481	1,328,377
SSE PLC	236,638	6,935,536
Standard Chartered PLC	380,627	9,327,951
Tesco PLC	1,287,848	7,652,946
Unilever PLC	428,744	28,023,859
United Utilities Group PLC	135,274	2,172,486
Vodafone Group PLC	3,873,835	5,152,143
Whitbread PLC	32,168	1,103,323
Wise PLC Class A (a)	128,810	1,543,710
		457,441,604
UNITED STATES — 9.2%
Aegon Ltd.	250,271	1,951,701
Alcon AG	99,677	7,961,578
AP Moller - Maersk AS Class A (b)	563	1,296,044
AP Moller - Maersk AS Class B (b)	836	1,924,498
BP PLC	3,089,935	17,987,670
Buzzi SpA	16,529	1,009,450
CyberArk Software Ltd. (a)	10,140	4,523,048
Experian PLC	183,039	8,279,590
Ferrovial SE	101,676	6,608,339
GSK PLC	806,798	19,799,170
Haleon PLC	1,752,016	8,832,344
Holcim AG	99,832	9,798,594
Monday.com Ltd. (a)	9,400	1,387,064
Nestle SA (b)	507,498	50,439,120
Novartis AG	374,501	51,808,532
Qiagen NV	41,086	1,874,889
Roche Holding AG (b)	138,414	57,339,823
Roche Holding AG Bearer Shares	6,097	2,579,633
Sanofi SA	219,266	21,301,812
Schneider Electric SE	107,875	29,760,386
Shell PLC	1,140,546	42,034,092
Spotify Technology SA (a)	31,060	18,036,853
Stellantis NV	390,507	4,339,109
Security Description	Shares	Value
Swiss Re AG	58,462	$9,803,315
Tenaris SA	68,124	1,320,937
		381,997,591
TOTAL COMMON STOCKS (Cost $2,238,377,878)		4,035,522,501
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (e)(f)	31,668,325	31,668,325
State Street Navigator Securities Lending Portfolio II (g)(h)	97,809,942	97,809,942
TOTAL SHORT-TERM INVESTMENTS (Cost $129,478,267)		129,478,267
TOTAL INVESTMENTS — 100.7% (Cost $2,367,856,145)		4,165,000,768
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(30,889,419)
NET ASSETS — 100.0%		$4,134,111,349
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2025.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	640	03/20/2026	$92,111,069	$92,867,200	$756,131
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

During the year ended December 31, 2025, the average notional value related to futures contracts was $78,822,913.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,035,522,501	$—	$—	$4,035,522,501
Short-Term Investments	129,478,267	—	—	129,478,267
TOTAL INVESTMENTS	$4,165,000,768	$—	$—	$4,165,000,768
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$756,131	$—	$—	$756,131
TOTAL OTHER FINANCIAL INSTRUMENTS:	$756,131	$—	$—	$756,131

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	80,638,108	$80,638,108	$730,008,223	$778,978,006	$—	$—	31,668,325	$31,668,325	$1,988,620
State Street Navigator Securities Lending Portfolio II	43,267,190	43,267,190	900,774,900	846,232,148	—	—	97,809,942	97,809,942	864,741
Total		$123,905,298	$1,630,783,123	$1,625,210,154	$—	$—		$129,478,267	$2,853,361
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

ASSETS
Investments in unaffiliated issuers, at value*	$4,035,522,501
Investments in affiliated issuers, at value	129,478,267
Total Investments	4,165,000,768
Foreign currency, at value	2,647,057
Net cash at broker	1,678,457
Receivable from broker — accumulated variation margin on futures contracts	757,850
Receivable for investments sold	42,513,767
Dividends receivable — unaffiliated issuers	2,688,159
Dividends receivable — affiliated issuers	199,299
Securities lending income receivable — unaffiliated issuers	29,643
Securities lending income receivable — affiliated issuers	37,319
Receivable for foreign taxes recoverable	17,737,194
Prepaid expenses and other assets	556
TOTAL ASSETS	4,233,290,069
LIABILITIES
Due to custodian	146,068
Payable upon return of securities loaned	97,809,942
Advisory fee payable	754,230
Custodian fees payable	314,166
Trustees’ fees and expenses payable	261
Professional fees payable	46,328
Printing and postage fees payable	2,268
Accrued expenses and other liabilities	105,457
TOTAL LIABILITIES	99,178,720
NET ASSETS	$4,134,111,349
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,238,377,878
Investments in affiliated issuers	129,478,267
Total cost of investments	$2,367,856,145
Foreign currency, at cost	$2,630,239
* Includes investments in securities on loan, at value	$115,924,781
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest income — unaffiliated issuers	$104,822
Dividend income — unaffiliated issuers	119,802,518
Dividend income — affiliated issuers	1,988,620
Unaffiliated securities lending income	757,493
Affiliated securities lending income	864,741
Foreign taxes withheld	(13,329,617)
TOTAL INVESTMENT INCOME (LOSS)	110,188,577
EXPENSES
Advisory fee	4,675,281
Custodian fees	424,465
Trustees’ fees and expenses	37,442
Professional fees and expenses	60,073
Printing and postage fees	3,222
Insurance expense	1,095
Interest expense	770
Miscellaneous expenses	194,874
TOTAL EXPENSES	5,397,222
NET INVESTMENT INCOME (LOSS)	$104,791,355
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	32,829,533
Foreign currency transactions	709,846
Futures contracts	17,502,980
Net realized gain (loss)	51,042,359
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	873,556,020
Foreign currency translations	2,186,782
Futures contracts	4,115,497
Net change in unrealized appreciation/depreciation	879,858,299
NET REALIZED AND UNREALIZED GAIN (LOSS)	930,900,658
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,035,692,013
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/25	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$104,791,355	$97,358,234
Net realized gain (loss)	51,042,359	(14,251,452)
Net change in unrealized appreciation/depreciation	879,858,299	18,817,711
Net increase (decrease) in net assets resulting from operations	1,035,692,013	101,924,493
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	386,803,105	601,428,822
Withdrawals	(784,607,784)	(231,655,661)
Net increase (decrease) in net assets from capital transactions	(397,804,679)	369,773,161
Net increase (decrease) in net assets during the period	637,887,334	471,697,654
Net assets at beginning of period	3,496,224,015	3,024,526,361
NET ASSETS AT END OF PERIOD	$4,134,111,349	$3,496,224,015
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Total return (a)	31.70%	3.56%	18.28%	(14.64)%	11.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,134,111	$3,496,224	$3,024,526	$3,463,427	$4,346,560
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	2.75%	2.91%	2.92%	2.98%	2.67%
Portfolio turnover rate	9%	3%	8%	18%	7%
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of four (4) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2025 is disclosed in the Portfolio's Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
4.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2025, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of December 31, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$757,850	$—	$757,850

16

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$17,502,980	$—	$17,502,980
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$4,115,497	$—	$4,115,497
5.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund/Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2025 are disclosed in the Schedule of Investments.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
17

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended December 31, 2025 were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$318,775,294	$574,279,753
8.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,530,409,129	$1,841,251,922	$205,904,152	$1,635,347,770
9.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2025, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
18

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2025:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 115,924,781	$ 97,809,942	$ 24,204,236	$ 122,014,178
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2025:
		Remaining Contractual Maturity of the Agreements as of December 31, 2025
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$97,809,942	$—	$—	$—	$97,809,942	$97,809,942
10.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolio had no outstanding loans as of December 31, 2025.
11.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
19

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio's. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio's. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio's to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio's, even if the Portfolio's does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolio's have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
20

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of a Beneficial Interest in State Street International Developed Equity Index Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Developed Equity Index Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
February 26, 2026
21

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 16. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the Registrant.

(a)(3) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET MASTER FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date:	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date:	March 9, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 9, 2026